                                                                        Voyageur
                                                                      Closed-End
                                                            Municipal Bond Funds

                                                           FOR TAX-EXEMPT INCOME

                                                            service and guidance

                    (various photos demonstrating service and guidance, professional management and goals)

                                                         professional management

                                                                            1999
                                                                          Annual
                                                                          Report

goals

Arizona Municipal Income Fund
Florida Insured Municipal Income Fund
Colorado Insured Municipal Income Fund
Minnesota Municipal Income Funds I
Minnesota Municipal Income Funds II
Minnesota Municipal Income Funds III

DELAWARE
INVESTMENTS
----------------------
Philadelphia o London

A TRADITION OF SOUND INVESTING

commitment

Investment Objectives
and Strategies

EACH OF THE SIX FUNDS IN THIS report are closed-end management investment companies whose shares trade on the American Stock Exchange (ASE) in New York. Each Fund seeks to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. In addition, Florida Insured Municipal Income Fund seeks investments that enable its shares to be exempt from Florida's intangible personal property tax. Each Fund seeks to achieve its objective by investing at least 80% of its net assets in investment grade, tax-exempt municipal obligations.

(photo of computer keyboard)
(illustration of airport)

INVESTMENT ADVISER
Delaware Management Company (Delaware Management) has been the Funds' investment adviser since May 1, 1997. Delaware Management is a part of Lincoln Financial Group, one of America's largest publicly held diversified financial services companies, with global insurance operations and more than $130 billion in assets under management.
      Delaware Management currently manages more than $45 billion for mutual fund shareholders and institutional investors such as pension plans and foundations. In addition to the six closed-end funds in this report, Delaware Management also manages closed-end equity funds traded on the New York Stock Exchange.

LEVERAGING
Each of the six Funds in this report uses leveraging, a tool that is not usually used by open-end mutual funds and one that can be an important contributor to each Fund's income and capital appreciation potential. Of course, there is no guarantee that leveraging will benefit any of the Funds. Leveraging could result in a higher degree of volatility because the Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and equity prices. Delaware believes this volatility risk is reasonable given the benefits of higher income potential.

tax-exempt
income

tradition

April 12, 1999

                                                                  for tax-exempt
                                                                      income
                                                                         1

Dear Shareholder:

OUR 1999 FISCAL YEAR WAS MARKED BY momentous activity in the municipal bond market. First there was the brisk pace at which state and local governments issued new bonds. Second was an increase in refunding activity to pay off old debts, driven by the attractiveness of lower interest rates.
      Following very heavy activity in the early part of the year, reduced demand in the late summer and early fall of 1998 temporarily curbed new issuance and refunding activity. Concern about a global recession and lower U.S. corporate earnings growth prompted foreign and domestic investors to seek the safety and liquidity of U.S. Treasuries. As U.S. Treasury prices rose, their yields fell. This allowed municipal bond yields to nearly catch up to Treasuries. Unlike Treasuries, the payment of principal and interest on municipal bonds is not guaranteed by the U.S. government.

WITH 30-YEAR TAX-EXEMPT BONDS STILL YIELDING MORE THAN THEIR HISTORIC AVERAGE OF 83% OF TREASURIES, WE BELIEVE MUNICIPAL BONDS REMAIN ATTRACTIVELY PRICED COMPARED TO TREASURIES.

      By October, 30-year AAA (the highest quality rating) general obligation municipal bonds had a yield of 4.82%, about 98% of the yield available from comparable maturity Treasuries. We considered this a compelling value given that the interest on municipal bonds is exempt from federal income tax.
     As we ended our 1999 fiscal year on March 31, the yield on the 30-year U.S. Treasury had risen to 5.62%, widening the


TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 1998 TO MARCH 31, 1999
                                                                                                             Premium (+)/
                                                                                Total Return   Total Return  Discount (-)*
                                                                                 at Net Asset    at Market     as of         ASE
                                                                                     Value        Value     March 31, 1999  Symbol
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Municipal Income Fund I                                                   +5.88%       +11.29%       +7.28%       VMN
Minnesota Municipal Income Fund II                                                  +6.76%       +14.73%       +0.75%       VMM
Minnesota Municipal Income Fund III                                                 +7.28%       +11.59%       +1.11%       VYM
Lipper Minnesota Closed-End Municipal Fund Average (6 funds)                        +6.07%
------------------------------------------------------------------------------------------------------------------------------------
Arizona Municipal Income Fund                                                       +7.07%       +8.84%        -1.08%       VAZ
Lipper Other States Closed-End Municipal Debt Fund Average (18 funds)               +6.15%
------------------------------------------------------------------------------------------------------------------------------------
Florida Insured Municipal Income Fund                                               +7.80%       +8.47%        -5.87%       VFL
Lipper Florida Closed-End Municipal Fund Average (14 funds)                         +5.95%
------------------------------------------------------------------------------------------------------------------------------------
Colorado Insured Municipal Income Fund                                              +7.21%       +12.13%       -1.86%       VCF
Lipper Other States Closed-End Municipal Debt Fund Average (18 funds)               +6.15%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                                                +6.20%
Lehman Brothers Insured Municipal Bond Index                                        +6.43%

--------------------------------------------------------------------------------
* As of March 31, 1999.
The Funds' total returns and the returns of unmanaged indexes shown above assume reinvestment of distributions. Past performance does not guarantee future results. The indexes are not available for direct investment.

for tax-exempt
   income
      2

yield gap between Treasuries and municipal bonds. However, with 30-year tax-exempt bonds still yielding more than their historic average of 83% of Treasuries, we believe municipal bonds remain attractively priced compared to Treasuries. (Source: Municipal Market Data)
      We are pleased with the performance of the Voyageur Closed-End Municipal Bond Funds for the 12 months ended March 31, 1999. Five of the six funds in this report outperformed their respective unmanaged indexes and peer group averages for fiscal 1999, as the table on page 1 shows, with Minnesota Municipal Income Fund I slightly underperforming.
      The three Minnesota Municipal Income Funds traded at attractive premiums to net asset value.
      In the first three months of 1999, new issuance of municipal bonds was light, down 19% from the same period in 1998, according to The Bond Buyer. Refunding activity had also declined since many state and local governments have already taken advantage of lower interest rates to reduce existing debt payments.
      On the pages that follow, the portfolio managers for the Voyageur Closed-End Municipal Bond Funds review each Fund's performance and positioning in fiscal 1999. They also share their outlook for the economies and municipal bond markets in Minnesota, Arizona, Florida and Colorado for fiscal year 2000.
      We thank you for your investment, and look forward to reporting to you again next autumn.

Sincerely,

/S/ WAYNE A. STORK
-------------------------------------
WAYNE A. STORK
Director of the Funds
Chairman,
Delaware Management Holdings, Inc.

/S/ DAVID K. DOWNES
-------------------------------------
DAVID K. DOWNES
Executive Vice President
and Chief Operating Officer
Delaware Investments Family of Funds

discipline
                                                                  for tax-exempt
                                                                      income
                                                                         3

Portfolio Managers' Review

ELIZABETH H. HOWELL
Vice President/Senior Portfolio Manager
Minnesota Municipal Income Funds I, II, III

ANDREW M. MCCULLAGH, JR.
Vice President/Senior Portfolio Manager
Arizona Municipal Income Fund,
Colorado Insured Municipal Income Fund

PATRICK P. COYNE AND MITCHELL L. CONERY
Vice Presidents/Senior Portfolio Managers
Florida Insured Municipal Income Fund

April 12, 1999

Minnesota Municipal
Income Funds - I, II, III

THE VOYAGEUR MINNESOTA MUNICIPAL Income Funds II and III provided superior returns at net asset value for the 12 months ended March 31, 1999, compared to the unmanaged Lehman Brothers Municipal Bond Index and the average return of funds in the Lipper Minnesota Closed End Municipal Fund Average.
      Minnesota Municipal Income Fund II and III had higher returns at net asset value than Fund I. We attribute this to the longer average effective durations for Funds II and III, as shown in the table below.
      In February 1999, we began to modestly lengthen each Fund's duration because we think interest rates could move lower in 1999. A longer duration would improve our total return potential if interest rates decline. We lengthened duration without sacrificing income.
      During fiscal 1999, Minnesota municipalities issued new bonds at a rate consistent with the national market average. As issuance around the country has slowed in recent months, Minnesota's supply has declined as well. Of the issuance we've seen, most has been nonrated issues of small rural Minnesota nursing homes. We added some of these bonds to each Fund's holdings to take advantage of their higher relative yields.
      As of March 31, we held roughly one-fourth of each Fund's net assets in pre-refunded bonds. During the past year, municipalities used lower interest rates to minnesota

Minnesota Municipal Income Funds
Bond Quality and Portfolio Highlights
--------------------------------------------------------------------------------
MARCH 31, 1999
                                      Fund I          Fund II       Fund III
--------------------------------------------------------------------------------
AAA                                   40.57%           24.94%        38.60%
AA                                    19.72%           28.18%        10.07%
A                                     23.90%           31.35%        28.69%
BBB                                      --             1.86%         6.40%
Unrated                               15.81%           13.67%        16.24%
--------------------------------------------------------------------------------
Average Quality                         AA              AA             AA
Average Effective Maturity          6.48 years      7.10 years     7.55 years
Average Effective Duration          4.68 years      5.54 years     5.82 years
Current Yield at Market Price          5.64%           5.43%          5.32%
Amount of Leveraging (Millions)     $20 million     $60 million    $15 million
--------------------------------------------------------------------------------
Approximately 19.95%, 20.49% and 12.23% of the income generated by Minnesota Municipal Income Funds - I, II and III for the 12 months ended March 31, 1999, respectively, was subject to the federal alternative minimum tax.

for tax-exempt
   income
      4

pay off older debt at lower costs. They do this by establishing an escrow account funded with U.S. government securities. The bonds are then paid off at their first call date. In most cases, once a bond is pre-refunded, we continue to hold it. This allows the Funds to collect an attractive level of current income and benefit from better protection of principal due to the escrow account. Bonds often increase in value after they are pre-refunded as well.
      All three Minnesota funds traded at a premium to net asset value as of March 31 - Fund I at a +7.28% premium, Fund II at a +0.75% premium, and Fund III at a +1.11% premium. This was the first time since Minnesota Municipal Income Fund III's inception in 1993 that it traded at a premium. As for Minnesota Municipal Income Fund I, we think its exceptionally large premium is the result of investors having grown comfortable paying a premium for older funds. Minnesota Municipal Income Fund I was introduced in April 1992.

(photo of keyboard)

OUTLOOK
We expect interest rates to move modestly lower in the coming months. We base this on our belief that inflation will remain low and U.S. economic growth will slow somewhat. This should prevent the Federal Reserve from having to raise interest rates anytime soon.
      Our credit outlook for Minnesota's municipal bond market remains positive. Minnesota has one of the strongest economies in the country. The state unemployment rate is currently half that of the nation. Minnesota's municipalities, in our view, are in the best shape we've seen in eight years.
      Going forward, we think the direction of interest rates will determine the amount of new municipal bond issuance. If rates remain low, issuance should increase. If rates rise, issuance is likely to slow dramatically because refinancing activity will cease. Traditionally, state and local governments issue a fair amount of new bonds in April and May to finance new projects, such as park renovations and road repairs.

outlook

MINNESOTA MUNICIPAL INCOME FUNDS
ASSET MIX
--------------------------------------------------------------------------------
MARCH 31, 1999
                                              Fund I   Fund II   Fund III
--------------------------------------------------------------------------------
Housing                                      22.52%    21.34%     19.15%
Pre-Refunded Bonds/Escrowed to Maturity      20.54%    21.53%     23.65%
Power Authority                              16.72%     5.81%      4.68%
Hospitals                                    15.09%    18.82%     22.97%
General Obligation                           13.12%     9.95%      4.15%
Higher Education                              7.24%     9.06%      6.00%
Water & Sewer                                 1.76%       --       7.22%
Transportation                                1.22%     3.74%      3.35%
Industrial Development                         --       0.86%       --
Pollution Control                              --       7.90%      6.47%
Cash & Other Assets                           1.79%     0.99%      2.36%
                                                                  for tax-exempt
                                                                      income
                                                                         5

Arizona Municipal
Income Fund

ARIZONA MUNICIPAL INCOME FUND
delivered an impressive total return of +7.07% at net asset value (capital change with reinvestment of dividends) for the 12 months ended March 31, 1999, outpacing the unmanaged Lehman Brothers Municipal Bond Index.
      Over the past 12 months, we wanted to accomplish three positioning objectives:

o Sell pre-refunded bonds that had met our performance expectations, but in a manner that did not result in an overall taxable gain for the portfolio.

o Improve the call protection of the portfolio. Call protection is a provision of a bond that prevents the issuer from refinancing it before a specific date.

o Consolidate our positions wherever it made sense. This allows us to concentrate to a greater extent on areas that we believe offer better potential

(photo of three people in a discussion)

      The Fund's average effective duration was shortened to 5.31 years during fiscal 1999. This was due in part to a decline in interest rates and partly to our conservative investment approach.
      While Arizona has one of the strongest economies in the U.S., it traditionally has had scarce bond issuance on a per capita basis. Therefore, we have a very limited universe from which to choose. Most of the portfolio is made up of securities issued by two counties: Maricopa County and Pima County. Because of the short supply, tax-exempt bonds from Arizona tend to perform better in a down market than states that issue more bonds because overwhelming demand helps to support prices.

Arizona

ARIZONA MUNICIPAL INCOME FUND
PORTFOLIO HIGHLIGHTS AND ASSET MIX
--------------------------------------------------------------------------------
MARCH 31, 1999

(Pie chart)
Industrial Development                                                2.89%
Higher Education                                                      3.12%
Housing                                                              19.71%
Hospitals                                                            15.81%
Power Authority                                                       2.48%
Cash & Other Assets                                                   3.68%
Water & Sewer                                                        12.50%
General Obligation                                                   20.83%
Transportation                                                       10.94%
Leases/Certificates of Participation                                  3.63%
Pre-refunded Bonds/Escrowed to Maturity                               4.41%

Average Effective Maturity                                         7.39 years
Average Effective Duration                                         5.31 years
Average Quality                                                        AA
Current Yield at Market Price                                         5.11%
Amount of Leveraging                                               $25 million
--------------------------------------------------------------------------------
Approximately 11.49% of the income generated by Arizona Municipal Income Fund for the 12 months ended March 31, 1999 was subject to the federal alternative minimum tax.

for tax-exempt
   income
     6

OUTLOOK
Arizona's economy is expected to continue its uphill growth, driven mostly by strong consumer spending. Economists predict a 3% annual growth rate in Arizona for 1999, despite an anticipated slowdown in Arizona's exports emanating from financial problems in Mexico - Arizona's largest trading partner. (Source:
Economic and Research Program, The University of Arizona.)

(photo of three people on a beach)

Florida Insured Municipal Income Fund

FLORIDA INSURED MUNICIPAL INCOME
Fund had a robust total return of +7.80% at net asset value (capital change with reinvested dividends) for the 12 months ended March 31, 1999. The Fund outpaced the unmanaged Lehman Brothers Insured Municipal Bond Index by 1.37 percentage points. The Fund also outperformed its Lipper peer group average, as shown on page 1.
      Our results were achieved with a portfolio exclusively invested in AAA-rated municipal bonds - the highest quality rating available. Our quality focus is consistent for a couple of reasons:

o The credit quality of Florida's bonds is traditionally strong - over 75% of all bonds sold in the state are insured, more than in any other state. Insured bonds guarantee the payment of principal and interest.

o We use leveraging to increase the Fund's income potential, which exposes the Fund to a higher degree of interest rate risk. We don't want to compound this risk by taking unnecessary credit risks.

      Since March 1998, the Fund's average effective duration decreased by approximately one year. As of March 31, 1999, the duration was 5.89 years. This was not an active strategy on our part. As interest rates declined during the course of our fiscal year, this effectively reduced our duration.
      During fiscal 1999, we continued to earn strong yields from hospital bonds, which represented 15.85% of net assets as

Florida

FLORIDA INSURED MUNICIPAL INCOME FUND
PORTFOLIO HIGHLIGHTS AND ASSET MIX
--------------------------------------------------------------------------------
MARCH 31, 1999

(Pie chart)
Hospitals                                                            15.85%
Pre-refunded Bonds/Escrowed to Maturity                              12.32%
Housing                                                              11.71%
Water & Sewer                                                        11.49%
Cash & Other Assets                                                   1.01%
Higher Education                                                      4.99%
School District                                                      12.62%
Utilities                                                             2.31%
Transportation                                                        8.62%
Other                                                                19.08%

Average Effective Maturity                                         7.62 years
Average Effective Duration                                         5.89 years
Average Quality                                                        AAA
Current Yield at Market Price                                         5.14%
Amount of Leveraging                                               $20 million
--------------------------------------------------------------------------------
Approximately 16.61% of the income generated by Florida Insured Municipal Income Fund for the 12 months ended March 31, 1999 was subject to the federal alternative minimum tax.

                                                                  for tax-exempt
                                                                     income
                                                                        7

of March 31. Many hospitals have begun to trim costs and manage their facilities more efficiently as overcapacity in the industry has raised the level of competition between hospitals. Most of the yields on the hospital bonds we purchased have yields higher than those of traditional AAA insured bonds.
      Pre-refunded bonds accounted for 12.32% of net assets. We held onto these bonds because they continue to generate high levels of income for the Fund. As they approach their maturity date, we will sell them and seek to replace them with comparable yielding bonds.

OUTLOOK
In the first three months of 1999, new municipal supply in Florida was down 13.8% from the same period a year ago, according to The Bond Buyer. The state has dropped one position in 1999 to become the nation's sixth largest issuer of tax-exempt bonds. We believe that issuance will pick up as municipalities issue bonds to finance some large seasonal projects.
      We also believe Florida's economy remains healthy, stimulated by a combination of steady migration into the state - a real boon to the housing industry - and its traditionally strong travel and tourism industry. This should provide strong underpinnings for Florida's municipal bond market to offer attractive investment opportunities.

Colorado Insured Municipal Income Fund

COLORADO INSURED MUNICIPAL INCOME
Fund provided a total return of +7.21% at net asset value (capital change with reinvestment of dividends) for the 12 months ended March 31, 1999. The Fund outperformed the Lehman Brothers Insured Municipal Bond Index.
      The Fund invested exclusively in top-rated AAA insured bonds, in keeping with the Fund's investment policies. As has been our strategy in the past, none of the income generated by securities in the portfolio was subject to the federal alternative minimum tax (AMT).

colorado

COLORADO INSURED MUNICIPAL INCOME FUND
PORTFOLIO HIGHLIGHTS AND ASSET MIX
--------------------------------------------------------------------------------
MARCH 31, 1999

(Pie chart)
Higher Education                                                     14.30%
Pollution                                                             1.40%
Power                                                                 1.83%
Hospitals                                                            13.11%
Water & Sewer Bonds                                                   2.86%
Cash & Other Assets                                                   1.21%
General Obligation                                                   21.52%
Transportation                                                       11.43%
Housing                                                               8.19%
Leases/Certificates of Participation                                 10.02%
Pre-Refunded                                                         11.53%
Miscellaneous & Sales Tax Revenue                                     2.60%

Average Effective Maturity                                         8.13 years
Average Effective Duration                                         6.54 years
Average Quality                                                        AAA
Current Yield at Market Price                                         4.92%
Amount of Leveraging                                               $40 million
--------------------------------------------------------------------------------
None of the income generated by Colorado Insured Municipal Income Fund for the 12 months ended March 31, 1999 was subject to the federal alternative minimum tax.

for tax-exempt
   income
      8

(photo of still-life)

      With a market value of $112 million, Colorado Insured Municipal Income Fund is the only insured closed-end fund in the state of Colorado. Our investment selection is focused in the corridor along Interstate 25, which spans several major cities such as Fort Collins, Greeley, Boulder, Denver, Colorado Springs and Pueblo.
The supply and variety of Colorado municipal bonds is sufficient to satisfy our needs.
      During fiscal 1999, we sought to sell pre-refunded bonds that had met our expectations. We did this in a manner that would not create an overall taxable gain. We also set out to improve the call protection of the portfolio, which protects us against early redemptions on some securities. Finally, we consolidated our holdings to concentrate on areas of the market that we believed offered more attractive total return potential.

OUTLOOK
The state of Colorado's economy is encouraging for municipal bond investors. Its average unemployment rate in 1998 was a mere 3.8%, well below the national average of 4.3%. More job gains are expected in 1999 in Colorado's telecommunications, energy, and health care industries. (Source: State of Colorado, Economic Chronicle Legislative Council.) A strong economy should help sustain the solid credit quality of Colorado's municipal bond market.
      As for the Fund, we expect to identify bonds for potential sale as we begin our new fiscal year. In keeping with our investment objective, we may sell bonds that have been contributing the least amount of income to the Fund and reallocate those assets to bonds that offer higher current yields. In this way, we hope to achieve as good - if not better - results for shareholders in the coming year.

outlook

DIVIDEND REINVESTMENT PLANS
Each Fund offers an automatic dividend reinvestment program. If Fund shares are registered in your name and you are not already reinvesting dividends but would like to do so, contact the dividend plan agent, Norwest Bank, Minnesota, NA at
1.800.468.9716. You will be asked to put your request in writing. If you have shares registered in "street" name, contact your financial adviser or the broker/dealer holding the shares.
    Under the Funds' current policies, all distributions of net investment income and capital gains to common stock shareholders are automatically reinvested in additional shares unless shareholders elect to receive all dividends and other distributions in cash paid by check mailed directly to the shareholders by the dividend plan agent.
    After each Fund declares a dividend or determines to make a capital gains distribution, the plan agent will, as agent for the participants, receive the cash payment and use it to buy shares in the open market on the American Stock Exchange. The Funds will not issue any new shares in connection with the plan.

                                                         for tax-exempt income 9

Financial Statements

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 1999

                                                                    PRINCIPAL          MARKET
                                                                      AMOUNT            VALUE
                                                                    ----------        ----------
MUNICIPAL BONDS - 98.72%
GENERAL OBLIGATION BONDS - 13.12%
Edina Recreation Facilities Series 1992-A
  6.00% 1/1/09...............................................       $305,000          $319,671
  6.00% 1/1/10...............................................        320,000           335,309
Minneapolis, Minnesota Refunding
  (Laurel Village) 6.00% 3/1/16................................      1,600,000         1,695,568
Minneapolis (St. Paul Metro Airport Commission)
  6.60% 1/1/11 (AMT)...........................................      1,500,000         1,579,710
**Minnesota State Public Facilities Authority Water
  Pollution Control Revenue, Inverse Floater
  6.631% 11/1/16............................................      2,780,000         2,859,564
Rosemount Independent School District #196
  5.70% 4/1/12.................................................      1,000,000         1,070,010
                                                                                    ------------
                                                                                       7,859,832
                                                                                    ------------
HIGHER EDUCATION REVENUE BONDS - 7.24%
Minnesota Higher Education Facility (St. Thomas
  University) Series 3-C 6.25% 9/1/16 .........................      1,000,000         1,034,950
Minnesota State University Board (State
  University System) Series A 6.05% 6/30/18....................        250,000           259,690
Northfield, Minnesota (St. Olaf College)
  6.30% 10/1/12................................................      1,075,000         1,157,001
  6.40% 10/1/21................................................      1,750,000         1,886,133
                                                                                    ------------
                                                                                       4,337,774
                                                                                    ------------
HOSPITAL REVENUE BONDS - 15.09%
Bloomington Health Care Facilities (Masonic
  Home Care Center) 5.875% 7/1/22
  (AMBAC)......................................................      1,000,000         1,069,800
Duluth Economic Development Authority Health
  Care (Benedictine Health System St. Mary's
  Hospital) Series 1993-C 6.00% 2/15/20
  (Connie Lee).................................................      1,000,000         1,073,790
Duluth Economic Development Authority Health
  Care (St. Luke's Hospital) Series 1992-B
  6.40% 5/1/18 (Connie Lee)....................................      1,000,000         1,080,610
Duluth Economic Development Authority Health
  Care (Duluth Clinic) Series 1992 6.30%
  11/1/22 (AMBAC)..............................................      1,270,000         1,384,719
Minneapolis Hospital System (Fairview Hospital)
  Series 1991-A 6.50% 1/1/11(MBIA).............................      2,210,000         2,380,546
Minneapolis, Minnesota Health Care Facility
  (Fairview Hospital) Series 1993-A 5.25%
  11/15/19 (MBIA)..............................................      1,500,000         1,522,485
Minneapolis & Saint Paul, Minnesota Housing
  & Redevelopment Authority Health Care
  System (Health One) Series 1993-A 5.25%
  11/15/19 (MBIA)..............................................        500,000           527,515
                                                                                    ------------
                                                                                       9,039,465
                                                                                    ------------
HOUSING REVENUE BONDS - 22.52%
Brooklyn Center Multifamily Housing
  (Four Courts) 7.50% 6/1/25 (AMT).............................     $1,800,000        $1,885,644
Minnesota Housing Finance Agency Single Family
  Mortgage Series 1991-A 6.50% 7/1/06
  (AMT)).......................................................        205,000           217,052
Minnesota Housing Finance Agency Single Family
  Mortgage Series 1992-G 7.45% 7/1/22
  (AMT) (FHA)..................................................      1,320,000         1,389,604
Minnetonka Housing Facilities (Beacon Hill
  Project) 7.70% 6/1/25 (Presbyterian
  Homes Guaranteed)............................................      2,725,000         2,927,413
New Brighton Multifamily Mortgage (Polynesian
  Village Apartments) Series 1995-A 7.60%
  4/1/25 (AMT).................................................      1,400,000         1,499,484
St. Anthony Multifamily Housing Development
  (Autumn Woods Project) 6.875% 7/1/22
  (Asset Guaranty).............................................      2,265,000         2,414,784
St. Paul Housing & Redevelopment Authority
  Multifamily Housing (Pointe of St. Paul
  Project) Series 1992 6.60% 10/1/12
  (FNMA).......................................................      2,950,000         3,158,742
                                                                                    ------------
                                                                                      13,492,723
                                                                                    ------------
POWER AUTHORITY REVENUE BONDS - 16.72%
Bass Brook, Minnesota Power & Light 6.00%
  7/1/22.......................................................      2,575,000         2,700,248
Northern Minnesota Municipal Power Agency
  Electric System
  Series A 5.00% 1/1/21........................................      1,500,000         1,464,900
  Series B 5.50% 1/1/18 (AMBAC)................................      1,250,000         1,293,950
Southern Minnesota Municipal Power Agency
  5.00% 1/1/16 (FGIC)..........................................        580,000           579,965
  5.50% 1/1/15 (AMBAC).........................................        610,000           635,486
  5.75% 1/1/11 (FGIC)..........................................      1,000,000         1,065,470
Western Minnesota Municipal Power Agency
  Series A 5.50% 1/1/15 (MBIA).................................      2,275,000         2,279,641
                                                                                    ------------
                                                                                      10,019,660
                                                                                    ------------
*PRE-REFUNDED BONDS/ESCROWED TO MATURITY - 20.54%
Dakota & Washington Counties HRA Single
  Family Mortgage 8.375% 9/1/21 (AMT)
  (GNMA) (Escrowed to Maturity)................................      2,555,000         3,595,038
Duluth Economic Development Authority Health
  Care (Duluth Clinic) Series 1992 6.30%
  11/1/22-04 (AMBAC)...........................................        730,000           817,702
Minnesota Higher Education Facility (Macalester
  College) Series 3-J 6.40% 3/1/22-02..........................      1,000,000         1,073,620

10 for tax-exempt income

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)

                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                    ----------        ----------
Municipal Bonds (CONTINUED)
 *PRE-REFUNDED BONDS/ESCROWED TO MATURITY (CONTINUED)
Minnesota Public Facilities Authority (Water
  Pollution Control) Series 1992 6.50%
  3/1/14-02....................................................     $1,500,000        $1,641,495
Puerto Rico Commonwealth 6.00% 7/1/26-07.......................      2,000,000         2,287,700
St. Cloud Hospital 6.75% 7/1/15-01 (AMBAC).....................      1,000,000         1,086,620
St. Francis Independent School District
  #15 6.30% 2/1/11-06 (FSA)....................................      1,250,000         1,392,413
Southern Minnesota Municipal Power Agency
  5.50% 1/1/15 (AMBAC)
  (Escrowed to Maturity) ......................................        390,000           413,455
                                                                                    ------------
                                                                                      12,308,043
                                                                                    ------------
TRANSPORTATION REVENUE BONDS - 1.22%
Puerto Rico Commonwealth Highway &
  Transportation Authority 5.50% 7/1/26........................        700,000           734,556
                                                                                    ------------
                                                                                         734,556
                                                                                    ------------
WATER & SEWER REVENUE BONDS - 1.76%
Anoka County Solid Waste Disposal National Rural
  Co-op Utility 6.95% 12/1/08 (AMT)............................      1,000,000         1,053,930
                                                                                    ------------
                                                                                       1,053,930
                                                                                    ------------
OTHER REVENUE BONDS - 0.51%
Minneapolis, Minnesota Community Development
  Agency (Supported Development Limited
  Tax) Common Bond Fund Series 5
  5.70% 12/1/27................................................        300,000           307,384
                                                                                    ------------
                                                                                         307,384
                                                                                    ------------
Total Municipal Bonds (cost $54,814,048).......................                       59,153,367
                                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 98.72%
  (cost $54,814,048)..........................................................       $59,153,367
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES - 1.28%.........................................................           765,585
                                                                                    ------------

TOTAL NET ASSETS - 100.00%....................................................        59,918,952
LIQUIDATION VALUE OF PREFERRED STOCK..........................................      (20,000,000)
                                                                                    ------------
NET ASSETS APPLICABLE TO 2,594,700 COMMON SHARES
  ($0.01 PAR VALUE) OUTSTANDING...............................................       $39,918,952
                                                                                    ============

NET ASSET VALUE PER COMMON SHARE
  ($39,918,952 / 2,594,700 SHARES)............................................            $15.38
                                                                                          ======
----------
*    For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
**   Inverse Floaters represent a security that pays interest at rates that increase (decrease) with a decrease (increase) in a specific index.
     Interest rates disclosed are in effect March 31, 1999.

Summary of Abbreviations:
         AMBAC - Insured by the AMBAC Indemnity Corporation
           AMT - Alternative Minimum Tax
Asset Guaranty - Insured by the Asset Guaranty Insurance Company
    Connie Lee - Insured by the College Construction Insurance Association
          FGIC - Insured by the Financial Guaranty Insurance Company
           FHA - Insured by the Federal Housing Authority
          FNMA - Insured by the Federal National Mortgage Association
           FSA - Insured by Financial Security Assurance
          GNMA - Insured by the Government National Mortgage Association
          MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Common stock, $0.01 par value, 200 million shares authorized
   to the Fund.............................................................          $35,455,037
Preferred stock, $0.01 par value, 1 million shares authorized
   to the Fund.............................................................           20,000,000
Distributions in excess of net investment income...........................             (62,572)
Accumulated net realized gain on investments...............................              187,168
Net unrealized appreciation of investments.................................            4,339,319
                                                                                    ------------
Total net assets...........................................................          $59,918,952
                                                                                    ============

                             See accompanying notes
                                                        for tax-exempt income 11

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC.
STATEMENT OF NET ASSETS
MARCH 31, 1999

                                                                    PRINCIPAL          MARKET
                                                                      AMOUNT            VALUE
                                                                    ----------        ----------
MUNICIPAL BONDS - 99.01%
GENERAL OBLIGATION BONDS - 9.95%
Becker Refunding Tax Increment Series D
  6.25% 8/1/15 (AMT)(MBIA).....................................     $3,700,000        $3,774,888
Buffalo Independent School District 6.15%
  2/1/22 (FSA).................................................      4,030,000         4,326,407
Hawley Independent School District 5.75%
  2/1/17 (FSA).................................................      1,000,000         1,081,780
 **Minnesota State Public Facilities Authority Water
    Pollution Control Revenue, Inverse Floater
  6.63% 11/1/17................................................      4,005,000         4,095,113
  6.626% 11/1/18...............................................      1,145,000         1,165,587
Rosemount Independent School District
  #196 5.70% 4/1/12............................................      1,270,000         1,358,913
St. Paul Minnesota Tax Increment (Block 39
  Project) Series A 4.75% 2/1/25...............................      1,000,000           956,920
                                                                                    ------------
                                                                                      16,759,608
                                                                                    ------------
HIGHER EDUCATION REVENUE BONDS - 9.06%
Minnesota Higher Education Facility
  (Macalester College) 5.55% 3/1/16............................      1,250,000         1,287,925
Minnesota State Higher Education Facility
  (St. Thomas University)
  Series 3-R2 5.60% 9/1/14.....................................        275,000           285,192
  Series B 3-R1 5.60% 10/1/15..................................      1,050,000         1,085,585
  Series 4A-1 5.625% 10/1/21...................................      1,000,000         1,030,440
Minnesota State University Board (State
  University System)
  Series 1993-C 5.60% 6/30/16 (MBIA)...........................      3,115,000         3,268,756
  Series 1993-C 5.60% 6/30/19 (MBIA)...........................      3,720,000         3,893,352
  Series 1993-A 6.10% 6/30/23..................................      1,150,000         1,194,885
University of Minnesota Series A 5.50% 7/1/21..................      3,000,000         3,216,480
                                                                                    ------------
                                                                                      15,262,615
                                                                                    ------------
HOSPITAL REVENUE BONDS - 18.82%
Bloomington Health Care Facilities (Masonic Home
  Care Center) 5.875% 7/1/22 (AMBAC)...........................      4,000,000         4,279,200
Brainerd Evangelical Lutheran Health Care Facilities
  Series A 6.65% 3/1/17 (FSA)..................................      1,195,000         1,295,010
Detroit Lakes Benedictine Health Systems
  (St. Mary's Hospital) 6.00% 2/15/19
  (Connie Lee).................................................      1,250,000         1,342,238
Duluth Economic Development Authority
  Benedictine Health Systems (St. Mary's
  Hospital) 6.00% 2/15/20 (Connie Lee).........................      6,000,000         6,442,740
Duluth Economic Development Authority Health
  Care Facilities (Duluth Clinic) 6.20%
  11/1/12 (AMBAC)..............................................        720,000           780,660
  Series 1992 6.30% 11/1/22 (AMBAC)............................      3,890,000         4,241,384
Minneapolis, St. Paul (Children's Health Care)
  5.50% 8/15/25 (FSA)..........................................      1,500,000         1,557,900
Minneapolis, St. Paul (HealthOne) 7.40%
  8/15/11(MBIA)................................................      2,105,000         2,236,142
Minneapolis Health Care Facility (Jones-Harrison
  Residence Project) 6.00% 10/1/27.............................     $2,000,000        $2,023,500
Minnesota Agricultural & Economic Development
  Health Care System (Fairview Hospital)
  Series A 5.75% 11/15/26 (MBIA)...............................      4,800,000         5,142,336
Rochester, Minnesota Health Care Facilities (Mayo
  Foundation) Series B 5.50% 11/15/27..........................      2,265,000         2,360,515
                                                                                    ------------
                                                                                      31,701,625
                                                                                    ------------
HOUSING REVENUE BONDS - 21.34%
Chanhassen Multifamily Housing Heritage Park
  Project 6.20% 7/1/30 (AMT)(FHA)..............................      1,105,000         1,174,582
Dakota County HRA Multifamily Mortgage
  (Imperial Ridge Project) Series 1993-A 6.10%
  12/15/28 (GNMA)..............................................      1,870,000         1,969,073
Harmony, Minnesota Multifamily Housing
  (Section 8) (Zedakah Foundation Project)
  Series A 5.95% 9/1/20........................................      1,000,000         1,044,900
Minnesota Housing Finance Agency Multifamily
  Rental Housing
  Series D 5.90% 2/1/14........................................      1,115,000         1,166,257
  Series D 6.00% 8/1/22........................................      2,295,000         2,401,419
Minnesota Housing Finance Agency Single Family
  Housing
  7.05% 7/1/22 (AMT)...........................................      1,680,000         1,750,946
  Series 1992-B 6.15% 1/1/26 (AMT).............................      3,710,000         3,843,375
  Series 1992-C2 6.15% 7/1/23 (AMT)............................      3,760,000         3,889,156
  Series 1994-F 6.30% 7/1/25...................................      1,540,000         1,624,346
  Series 1994-J 6.95% 7/1/26 (AMT).............................      3,470,000         3,693,156
Minnetonka, Minnesota Housing Facilities
  (Beacon Hill Project)
  7.25% 6/1/09.................................................      1,225,000         1,310,603
  7.50% 6/1/14.................................................        760,000           816,810
  7.55% 6/1/19.................................................      2,365,000         2,536,084
Moorhead, Minnesota Economic Development
  Authority Multifamily Housing Development
  (Eventide) Series B 6.00% 6/1/18.............................      1,000,000         1,001,590
New Brighton Multifamily Mortgage
  (Polynesian Village Apartments) Series 1995-A
  7.60% 4/1/25.................................................      3,820,000         4,091,449
St. Paul HRA Single Family Mortgage
  6.40% 3/1/21 (FNMA)..........................................      1,935,000         2,044,018
Stillwater, Minnesota Multifamily Mortgage
  (Stillwater Cottages) 7.25% 11/1/27 (AMT)....................      1,540,000         1,589,372
                                                                                    ------------
                                                                                      35,947,136
                                                                                    ------------
INDUSTRIAL DEVELOPMENT REVENUE BONDS - 0.86%
Burnsville, Minnesota Commercial Development
  Refunding (Holiday Inn Project) 5.90%
  4/1/08.......................................................      1,430,000         1,453,624
                                                                                    ------------
                                                                                       1,453,624
                                                                                    ------------

12 for tax-exempt income

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC.
STATEMENT OF NET ASSETS (CONTINUED)

                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                    ----------        ----------
MUNICIPAL BONDS (CONTINUED)
POLLUTION CONTROL REVENUE BONDS - 7.90%
Bass Brook Minnesota Power & Light
  6.00% 7/1/22.................................................     $7,660,000        $8,032,582
Cloquet, Minnesota Pollution Control (Potlatch
  Corporation Project) 5.90% 10/1/26...........................      5,000,000         5,270,900
                                                                                    ------------
                                                                                      13,303,482
                                                                                    ------------
POWER AUTHORITY REVENUE BONDS - 5.81%
Northern Minnesota Municipal Power Agency
  Electric System Series B 5.50% 1/1/18
  (AMBAC)......................................................      5,955,000         6,164,378
Puerto Rico Electric Power Authority 5.25%
  7/1/21.......................................................      2,000,000         2,016,760
Western Minnesota Municipal Power Agency
  5.50% 1/1/15 (MBIA)..........................................      1,605,000         1,608,274
                                                                                    ------------
                                                                                       9,789,412
                                                                                    ------------
*PRE-REFUNDED/ESCROWED TO MATURITY - 21.53%
Dakota & Washington Counties HRA Single Family
  Mortgage 8.375% 9/1/21 (AMT) (GNMA)
  (Escrowed to Maturity) ......................................      5,500,000         7,738,826
Duluth Economic Development Authority Health
  Care Facilities (Duluth Clinic) 6.30%
  11/1/22-04 (AMBAC)...........................................        960,000         1,075,334
Duluth Economic Development Authority Hospital
  Facilities (Duluth Clinic) 6.20% 11/1/12-04
  (AMBAC)......................................................        280,000           312,248
Esko Independent School District 5.65%
  4/1/12-05 (FSA)..............................................        550,000           590,315
Metropolitan Council Sports Facility Commission
  (Hubert H. Humphrey Metrodome) 6.00%
  10/1/09 (Escrowed to Maturity)...............................      2,360,000         2,537,330
Minnesota Public Facilities Authority Water
  Pollution Control 6.25% 3/1/16-05............................      1,000,000         1,118,330
Minnesota Public Facilities Authority Water
  Pollution Control Series 1992 6.50%
  3/1/14-05....................................................      3,300,000         3,611,289
Red Wing Independent School District # 256
  Series 1993-A 5.70% 2/1/12-03................................      2,925,000         3,088,712
  Series 1993-A 5.70% 2/1/13-03................................      1,625,000         1,715,951
St. Paul Sales Tax (Civic Center)
  5.55% 11/1/23 (Escrowed To Maturity).........................      2,300,000         2,415,276
  5.55% 11/1/23 (MBIA)
    (Escrowed To Maturity) ....................................      4,200,000         4,456,074
Southern Minnesota Municipal Power Agency
  5.75% 1/1/18-16..............................................      3,715,000         3,980,808
Stewartville Independent School District
  #534 5.75% 2/1/17- 05........................................      1,705,000         1,830,965
Western Minnesota Municipal Power Agency
  6.625% 1/1/16 (Escrowed To Maturity).........................      1,535,000         1,806,956
                                                                                    ------------
                                                                                      36,278,414
                                                                                    ------------
TRANSPORTATION REVENUE BONDS - 3.74%
Puerto Rico Commonwealth Highway & Transportation
  Authority 5.50% 7/1/26.......................................     $6,000,000        $6,296,220
                                                                                    ------------
                                                                                       6,296,220
                                                                                    ------------
Total Municipal Bonds (cost $156,831,187)......................                      166,792,136
                                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 99.01%
  (cost $156,831,187).........................................................      $166,792,136
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES - 0.99%.........................................................         1,663,875
                                                                                    ------------

TOTAL NET ASSETS - 100.00%....................................................       168,456,011
LIQUIDATION VALUE OF PREFERRED STOCK..........................................      (60,000,000)
                                                                                    ------------
NET ASSETS APPLICABLE TO 7,252,200 COMMON SHARES
  ($0.01 PAR VALUE) OUTSTANDING...............................................      $108,456,011
                                                                                    ============

NET ASSET VALUE PER COMMON SHARE
  ($108,456,011 / 7,252,200 SHARES)...........................................            $14.95
                                                                                          ======
----------
*    For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
**   Inverse Floaters represent a security that pays interest at rates that increase (decrease) with a decrease (increase) in a specific index.
     Interest rates disclosed are in effect March 31, 1999.

Summary of Abbreviations:
     AMBAC - Insured by the AMBAC Indemnity Corporation
       AMT - Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association
       FHA - Insured by the Federal Housing Authority
      FNMA - Insured by the Federal National Mortgage Association
       FSA - Insured by Financial Security Assurance
      GNMA - Insured by the Government National Mortgage Association
      MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Common stock, $0.01 par value, 200 million shares authorized
   to the Fund..............................................................         $99,710,002
Preferred stock, $0.01 par value, 1 million shares authorized
   to the Fund..............................................................          60,000,000
Undistributed net investment income.........................................           1,103,134
Accumulated net realized loss on investments................................         (2,318,074)
Net unrealized appreciation of investments..................................           9,960,949
      ......................................................................        ------------
Total net assets............................................................        $168,456,011
                                                                                    ============

                             See accompanying notes
                                                        for tax-exempt income 13

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC.
STATEMENT OF NET ASSETS
MARCH 31, 1999
                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                    ----------        ----------
MUNICIPAL BONDS - 98.59%
GENERAL OBLIGATION BONDS - 4.15%
**Minnesota State Public Facilities Authority Water
    Pollution Control Revenue, Inverse Floater
    6.631% 11/1/16.............................................     $1,640,000        $1,686,937
                                                                                    ------------
                                                                                       1,686,937
                                                                                    ------------
HIGHER EDUCATION REVENUE BONDS - 6.00%
Minnesota Higher Education Facilities Authority
  (St. Mary's College) Series 3-Q 6.15%
  10/1/23......................................................      1,000,000         1,034,170
Minnesota Higher Education Facilities Authority
  (St. Thomas University) Series 4-A1 5.625%
  10/1/21......................................................      1,010,000         1,040,744
Minnesota State Higher Educational Facilities
  Authority Revenue Unrefunded Balance Series
  6.375% 3/1/20................................................        345,000           364,306
                                                                                    ------------
                                                                                       2,439,220
                                                                                    ------------
HOSPITAL REVENUE BONDS - 22.97%
Duluth Economic Development Authority Hospital
  Facilities (Duluth Clinic) 6.20% 11/1/12
  (AMBAC)......................................................      1,080,000         1,170,990
Minnesota Agriculture & Economic Development
  Health Care System (Benedictine Care) 5.75%
  2/1/29.......................................................      1,300,000         1,254,994
Minnesota Agricultural & Economic Development
  Health Care System (Fairview Hospital)
  Series A 5.75% 11/15/26 (MBIA)...............................      2,000,000         2,142,640
Princeton Fairview Hospital Series 1991-C
  6.25% 1/1/21 (MBIA)..........................................      2,000,000         2,149,660
Robbinsdale North Memorial Medical Center
  Series 1993-B 5.50% 5/15/23 (AMBAC)..........................      1,500,000         1,544,535
St. Paul, Minnesota Housing & Redevelopment
  Authority for Healtheast Hospital 5.85%
  11/1/17......................................................        250,000           243,910
Wadena County Health Care Facilities 7.75%
  9/1/24.......................................................        750,000           833,130
                                                                                    ------------
                                                                                       9,339,859
                                                                                    ------------
HOUSING REVENUE BONDS - 19.15%
Brooklyn Center Multifamily Housing
  (Four Courts) 7.50% 6/1/25 (AMT).............................      1,000,000         1,047,580
Burnsville Multifamily Mortgage Series A
  7.10% 1/1/30 (FSA)...........................................      2,000,000         2,219,120
Edina HRA (Edina Park Plaza) 7.70%
  12/1/28 (FHA)................................................      1,000,000         1,030,500
Minneapolis Multifamily Housing (Olson
  Townhomes) 6.00% 12/1/19 (AMT)...............................      1,875,000         1,938,075
Minnesota HFA Single Family Mortgage
  Series 1991-A 7.45% 7/1/22 (AMT) (FHA).......................      1,475,000         1,552,777
                                                                                    ------------
                                                                                       7,788,052
                                                                                    ------------
POLLUTION CONTROL REVENUE BONDS - 6.47%
Bass Brook PCR Minnesota Power & Light 6.00%
  7/1/22.......................................................     $1,505,000        $1,578,203
Cloquet, Minnesota Pollution Control (Potlatch
  Corporation Project) 5.90% 10/1/26...........................      1,000,000         1,054,180
                                                                                    ------------
                                                                                       2,632,383
                                                                                    ------------
POWER AUTHORITY REVENUE BONDS - 4.68%
Southern Minnesota Municipal Power Agency
  5.75% 1/1/18 (FGIC)..........................................      1,800,000         1,904,382
                                                                                    ------------
                                                                                       1,904,382
                                                                                    ------------
*PRE-REFUNDED BONDS/ESCROWED TO MATURITY - 23.65%
Duluth Economic Development Authority Hospital
  Facilities (Duluth Clinic) 6.20% 11/1/12-04
  (AMBAC)......................................................        420,000           468,371
Esko Independent School District 5.75%
  4/1/17-05 (FSA)..............................................      2,145,000         2,313,468
Minnesota Higher Education Facilities Authority
  (Saint Benedict) Series 3-W 6.375%
  3/1/20-04....................................................        930,000         1,030,459
Moorhead Public Utilities 6.25% 11/1/12-02
  (MBIA).......................................................      1,500,000         1,613,760
North Branch Independent School District
  #138 5.625% 2/1/17 (FGIC)....................................      1,000,000         1,070,170
University of Minnesota Hospital 6.75%
  12/1/16 (Escrowed to Maturity)...............................      2,580,000         3,119,478
                                                                                    ------------
                                                                                       9,615,706
                                                                                    ------------
TRANSPORTATION REVENUE BONDS - 3.35%
Puerto Rico Commonwealth Highway &
  Transportation Authority 5.50% 7/1/26........................      1,300,000         1,364,181
                                                                                    ------------
                                                                                       1,364,181
                                                                                    ------------
WATER & SEWER REVENUE BONDS - 7.22%
Minnesota Public Facility Authority Water Pollution
  Control 5.40% 3/1/15.........................................      2,820,000         2,935,085
                                                                                    ------------
                                                                                       2,935,085
                                                                                    ------------
OTHER REVENUE BONDS - 0.95%
Minneapolis, Minnesota Community Development
  Agency (Supported Development Revenue
  Limited Common Bond Fund) Series 5 5.70%
  12/1/27......................................................        375,000           384,229
                                                                                    ------------
                                                                                         384,229
                                                                                    ------------
Total Municipal Bonds (cost $37,217,864).......................                       40,090,034
                                                                                    ------------

                                                                      NUMBER OF
                                                                        SHARES
                                                                      ----------
SHORT TERM INVESTMENTS - 0.07%
Federated Minnesota Municipal Cash Trust.......................         29,420            29,420
                                                                                    ------------
Total Short Term Investments (cost $29,420)....................                           29,420
                                                                                    ------------

14 for tax-exempt income

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC.
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 98.66%
  (COST $37,247,284)..........................................................       $40,119,454
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES - 1.34%.........................................................           545,261
                                                                                    ------------

TOTAL NET ASSETS - 100.00%....................................................        40,664,715
LIQUIDATION VALUE OF PREFERRED STOCK..........................................      (15,000,000)
                                                                                    ------------
NET ASSETS APPLICABLE TO 1,837,200 COMMON SHARES
  ($0.01 PAR VALUE) OUTSTANDING...............................................       $25,664,715
                                                                                    ============

NET ASSET VALUE PER COMMON SHARE
  ($25,664,715 / 1,837,200 SHARES)............................................            $13.97
                                                                                          ======
----------
*    For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
**   Inverse Floaters represent a security that pays interest at rates that increase (decrease) with a decrease (increase) in a specific index.
     Interest rates disclosed are in effect March 31, 1999.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
  AMT - Alternative Minimum Tax
 FGIC - Insured by the Financial Guaranty Insurance Corporation
  FHA - Insured by the Federal Housing Authority
  FSA - Insured by Financial Security Assurance
 MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Common stock, $0.01 par value, 200 million shares authorized
   to the Fund.............................................................          $25,246,730
Preferred stock, $0.01 par value, 1 million shares authorized
   to the Fund.............................................................           15,000,000
Undistributed net investment income........................................              154,404
Accumulated net realized loss on investments...............................          (2,608,589)
Net unrealized appreciation of investments.................................            2,872,170
                                                                                    ------------
Total net assets...........................................................          $40,664,715
                                                                                    ============

                             See accompanying notes

VOYAGEUR ARIZONA MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 1999

                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                   -----------       -----------
MUNICIPAL BONDS - 98.92%
GENERAL OBLIGATION BONDS - 20.83%
Eagle Mountain Community Facility District A2
  6.40% 7/1/17.................................................     $1,500,000        $1,640,850
Maricopa County Alhambra Elementary School
  District #68 5.625% 7/1/13 (AMBAC)...........................      2,500,000         2,678,675
Maricopa County Unified School District #11
  5.50% 7/1/10.................................................      3,000,000         3,202,620
Maricopa County Unified School District #41
  6.25% 7/1/15 (FSA)...........................................      1,500,000         1,704,975
Maricopa County Washington Elementary
  Unified School District #6 5.375% 7/1/14
  (AMBAC)......................................................      1,000,000         1,042,110
Mohave County Unified School District #1 5.90%
  7/1/15 (FGIC)................................................      1,500,000         1,643,115
Pima County Unified School District #6 5.75%
  7/1/12 (FGIC)................................................      2,000,000         2,153,540
Santa Cruz Valley Unified School District #35
  5.80% 7/1/09 (AMBAC).........................................        600,000           638,280
                                                                                    ------------
                                                                                      14,704,165
                                                                                    ------------
HIGHER EDUCATION REVENUE BONDS - 3.12%
University of Arizona
  6.25% 6/1/11.................................................      1,000,000         1,077,420
  6.35% 6/1/14.................................................      1,000,000         1,128,190
                                                                                    ------------
                                                                                       2,205,610
                                                                                    ------------
HOSPITAL REVENUE BONDS - 15.81%
Maricopa County Health Facilities (Catholic Health
  Care West) Series A 5.75% 7/1/11 (MBIA)......................      1,750,000         1,849,715
Maricopa County Health Facilities (Catholic Health
  Care West) Series A 6.00% 7/1/21 (MBIA)......................      1,100,000         1,176,054
Maricopa County Industrial Development Authority
  (Baptist Hospital) 5.50% 9/1/13 (MBIA).......................        300,000           315,690
Maricopa County Industrial Development Revenue
  5.00% 7/1/16.................................................      4,000,000         3,954,160
Mohave County Industrial Development Authority
  (Baptist Hospital) 5.50% 9/1/21 (MBIA).......................        500,000           518,925
Mohave County Industrial Development Authority
  (Baptist Hospital) 5.75% 9/1/26 (MBIA).......................        150,000           161,733
Phoenix Industrial Development Authority (John C.
  Lincoln Hospital) 5.50% 12/1/13 (FSA)........................      1,100,000         1,170,873
Show Low, Arizona Industrial Development
  Authority (Navapache Regional Medical
  Center) Series A 5.50% 12/1/17 (ACA).........................        250,000           257,500
University of Arizona Medical Center 6.25%
  7/1/16 (MBIA)................................................        700,000           750,988
Yavapai County, Arizona Industrial Development
  Authority Residential Care Facilities 5.40%
  2/20/38 (GNMA)...............................................      1,000,000         1,004,210
                                                                                    ------------
                                                                                      11,159,848
                                                                                    ------------
HOUSING REVENUE BONDS - 19.71%
Maricopa County, Arizona Industrial Development
  Authority Multifamily (Camelback Apartments
  Project A) 5.45% 5/1/28 (Asset Guaranty).....................      1,250,000         1,267,588

                                                        for tax-exempt income 15

VOYAGEUR ARIZONA MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)

                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                   -----------       -----------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Peoria Multifamily Housing Mortgage 7.30%
  2/20/28 (GNMA)...............................................     $1,230,000        $1,346,615
Phoenix Industrial Development Authority (Chris
  Ridge) 6.80% 11/1/25 (FHA)...................................        500,000           527,225
Phoenix Industrial Development Authority Single
  Family Mortgage
  5.30% 4/1/20.................................................      2,500,000         2,513,450
  5.35% 6/1/20 (GNMA)..........................................      3,345,000         3,384,839
Pima County, Arizona Industrial Development
  Authority 5.20% 4/1/19.......................................      1,235,000         1,234,988
Pima County, Arizona Industrial Development
  Authority (Single Family Mortgage Revenue)
  Series A 6.25% 11/1/30.......................................      1,125,000         1,185,075
Tempe Industrial Development Authority
  Multifamily Mortgage 6.125% 6/1/10 (FHA).....................      2,305,000         2,453,742
                                                                                    ------------
                                                                                      13,913,522
                                                                                    ------------
INDUSTRIAL DEVELOPMENT REVENUE BONDS - 2.89%
Coconino County (Nevada Power) Pollution
  Control Corporation 5.80% 11/1/32............................      1,000,000         1,013,220
Navajo County (Arizona Public Service) Pollution
  Control Corporation 5.50% 8/15/28 (AMBAC)....................      1,000,000         1,029,070
                                                                                    ------------
                                                                                       2,042,290
                                                                                    ------------
LEASES/CERTIFICATES OF PARTICIPATION - 3.63%
Scottsdale Municipal Property Corporation Lease
  6.25% 11/1/14 (FGIC).........................................      1,300,000         1,402,180
Tucson, Arizona Certificate of Participation 5.60%
  7/1/11.......................................................      1,100,000         1,156,903
                                                                                    ------------
                                                                                       2,559,083
                                                                                    ------------
POWER AUTHORITY REVENUE BONDS - 2.48%
Salt River Project Electric System Revenue
  6.25% 1/1/27.................................................      1,635,000         1,753,358
                                                                                    ------------
                                                                                       1,753,358
                                                                                    ------------
*PRE-REFUNDED BONDS/ESCROWED TO MATURITY - 4.41%
Arizona Health Facility Authority Phoenix Baptist
  Hospital and Medical Center 6.25% 9/1/11
  (MBIA) (Escrowed to Maturity)................................      1,500,000         1,622,985
Phoenix Civic Improvement Corporation Water
  System Junior Lien 5.60% 7/1/18-06...........................      1,000,000         1,094,340
Salt River Project Electric System Series D
  6.25% 1/1/27-02..............................................        365,000           396,087
                                                                                    ------------
                                                                                       3,113,412
                                                                                    ------------
TRANSPORTATION REVENUE BONDS - 10.94%
City of Phoenix, Arizona Street & Highway Junior
  Lien 6.25% 7/1/11 (FGIC).....................................      1,300,000         1,409,902
Phoenix, Arizona Civic Improvement Airport
  Revenue Senior Lein (Series A) 5.00% 7/1/25..................      1,000,000           988,400
Tucson Airport Authority 5.70% 6/1/13 (MBIA)...................      2,000,000         2,137,260
Tucson Street & Highway 5.50% 7/1/12 (MBIA)....................      3,000,000         3,185,550
                                                                                    ------------
                                                                                       7,721,112
                                                                                    ------------
WATER & SEWER REVENUE BONDS - 12.50%
Phoenix, Arizona Civic Improvement Wastewater
  Systems Revenue 5.375% 7/1/22................................      1,000,000         1,021,600
Phoenix Civic Improvement Corporation 5.50%
  7/1/21 (AMBAC)...............................................     $2,000,000        $2,067,280
Phoenix Water System 5.50% 7/1/22..............................      2,000,000         2,043,180
Tucson Water Refunding Series A 5.75%
  7/1/18 (AMBAC)...............................................      3,500,000         3,690,715
                                                                                    ------------
                                                                                       8,822,775
                                                                                    ------------
OTHER REVENUE BONDS - 2.60%
Maricopa County Stadium District 5.50%
  7/1/13 (MBIA)................................................      1,750,000         1,836,345
                                                                                    ------------
                                                                                       1,836,345
                                                                                    ------------
Total Municipal Bonds (cost $65,577,996).......................                       69,831,520
                                                                                    ------------

                                                                    NUMBER OF
                                                                      SHARES
                                                                   -----------
SHORT-TERM INVESTMENTS - 0.01%
Norwest Advantage Municipal Money Market Fund..................          2,500             2,500
                                                                                    ------------
Total Short Term Investments (cost $2,500).....................                            2,500
                                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 98.93%
  (cost $65,580,496)..........................................................       $69,834,020
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES - 1.07%.........................................................           752,205
                                                                                    ------------
TOTAL NET ASSETS - 100.00%....................................................        70,586,225

LIQUIDATION VALUE OF PREFERRED STOCK..........................................      (25,000,000)
                                                                                    ------------

NET ASSETS APPLICABLE TO 2,982,200 COMMON SHARES
  ($0.01 PAR VALUE) OUTSTANDING...............................................       $45,586,225
                                                                                    ============

NET ASSET VALUE PER COMMON SHARE
  ($45,586,225 / 2,982,200 SHARES)............................................            $15.29
                                                                                          ======
----------
*    For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
           ACA - Insured by the American Capital Access Corporation
         AMBAC - Insured by the AMBAC Indemnity Corporation
Asset Guaranty - Insured by the Asset Guaranty Insurance Company
          FGIC - Insured by the Financial Guaranty Insurance Corporation
           FHA - Insured by the Federal Housing Authority
           FSA - Insured by Financial Security Assurance
          GNMA - Insured by the Government National Mortgage Association
          MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Common stock, $0.01 par value, 200 million shares authorized
   to the Fund................................................................       $40,838,893
Preferred stock, $0.01 par value, 1 million shares authorized
   to the Fund................................................................        25,000,000
Undistributed net investment income...........................................           563,796
Accumulated net realized loss on investments..................................          (69,988)
Net unrealized appreciation of investments....................................         4,253,524
                                                                                    ------------
Total net assets..............................................................       $70,586,225
                                                                                    ============

                             See accompanying notes

16 for tax-exempt income

VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MARCH 31,1999

                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                  ------------      ------------
MUNICIPAL BONDS - 98.99%
HIGHER EDUCATION REVENUE BONDS - 4.99%
Florida Agricultural & Mechanical University
  (Student Apartment Facility) 5.625%
  7/1/21 (MBIA)................................................     $1,250,000        $1,307,263
Volusia Education Facilities Authority (Stetson
  University) 5.50% 6/1/17 (MBIA)..............................      1,500,000         1,583,760
                                                                                    ------------
                                                                                       2,891,023
                                                                                    ------------
HOSPITAL REVENUE BONDS - 15.85%
Lakeland Hospital System (Lakeland Regional
  Medical Center) 5.75% 11/15/15 (FGIC)........................      2,500,000         2,681,875
Orange County Health Facilities Authority
  (Adventist Health System) 5.75%
  11/15/25 (AMBAC).............................................      1,500,000         1,608,180
Orange County Health Facilities Authority
  (Orlando Regional Health) 6.25% 10/1/18
  (MBIA).......................................................      2,000,000         2,328,180
Venice Health Care (Bon Secours Health System
  Project) 5.60% 8/15/16 (MBIA)................................      2,405,000         2,569,092
                                                                                    ------------
                                                                                       9,187,327
                                                                                    ------------
HOUSING REVENUE BONDS - 11.71%
Florida Housing Finance Agency Homeowner
  Mortgage Series 2 5.90% 7/1/29 (MBIA)
  (AMT)........................................................      1,240,000         1,291,113
Florida State Housing (Leigh Meadows Project)
  Series N 6.30% 9/1/36 (AMBAC) (AMT)..........................      2,510,000         2,695,765
Florida State Housing (Woodbridge Project)
  Series L
  6.05% 12/1/16 (AMBAC) (AMT)..................................      1,120,000         1,190,570
  6.25% 6/1/36 (AMBAC).........................................      1,500,000         1,607,640
                                                                                    ------------
                                                                                       6,785,088
                                                                                    ------------
*PRE-REFUNDED BONDS/ESCROWED TO MATURITY - 12.32%
Dade County Professional Sports Franchise
  Facilities 6.00% 10/1/22-02 (FGIC)...........................      1,000,000         1,087,770
Dade County Seaport 6.25% 10/1/21-01
  (AMBAC)......................................................      1,000,000         1,074,100
Hillsborough County Industrial Development
  Authority Alleghany Health System (Knox
  Village) (Escrowed to Maturity) 5.75%
  12/1/21(MBIA)................................................      1,000,000         1,062,010
Sunrise Utility System Series A 5.75%
  10/1/26-06 (AMBAC)...........................................      2,500,000         2,785,450
Village Center Community Development
  District Series A 5.85% 11/1/16-06 (MBIA)....................      1,000,000         1,128,970
                                                                                    ------------
                                                                                       7,138,300
                                                                                    ------------
SCHOOL DISTRICT REVENUE BONDS - 12.62%
Dade County School Board Lease 5.60%
  8/1/17 (AMBAC)...............................................      1,000,000         1,102,720
Escambia County School Board Lease 5.50%
  2/1/22 (MBIA)................................................      5,000,000         5,194,200
St. Lucie County School Board Lease 5.375%
  7/1/19 (FSA).................................................     $1,000,000        $1,018,190
                                                                                    ------------
                                                                                       7,315,110
                                                                                    ------------
TRANSPORTATION REVENUE BONDS - 8.62%
Dade County Aviation Series B 5.60% 10/1/26
  (MBIA).......................................................      1,000,000         1,051,040
Florida Ports Financing Commission 5.375%
  6/1/27 (MBIA) (AMT)..........................................      2,250,000         2,269,980
Hillsborough County Aviation Authority (Tampa
  International Airport) Series B 5.60%
  10/1/19 (FGIC)...............................................      1,600,000         1,674,240
                                                                                    ------------
                                                                                       4,995,260
                                                                                    ------------
UTILITIES REVENUE BONDS - 2.31%
Florida State Municipal Power Agency (St. Lucie
  Project) 5.70% 10/1/16 (FGIC)................................      1,250,000         1,336,888
                                                                                    ------------
                                                                                       1,336,888
                                                                                    ------------
WATER & SEWER REVENUE BONDS - 11.49%
City of Panama Beach Water & Sewer 5.50%
  6/1/18 (AMBAC)...............................................      1,000,000         1,039,410
Dade County Water & Sewer 5.50% 10/1/25
  (FGIC).......................................................      1,100,000         1,143,813
Florida Keys Aqueduct Water 5.25% 9/1/21
  (AMBAC)......................................................      1,700,000         1,715,538
Indian River County Water & Sewer 5.50%
  9/1/16 (FGIC)................................................      1,000,000         1,064,880
North Springs District Florida Water Revenue
  4.75% 10/1/23 (MBIA).........................................        125,000           119,088
Sarasota County Utility System 5.50%
  10/1/22 (FGIC)...............................................      1,500,000         1,576,560
                                                                                    ------------
                                                                                       6,659,289
                                                                                    ------------
OTHER REVENUE BONDS - 19.08%
Boca Raton Community Redevelopment Tax
  Increment (Mizner Park Project) 5.875%
  3/1/13 (FGIC)................................................      1,500,000         1,618,080
Miami Beach Resort Tax 5.50% 10/1/16
  (AMBAC)......................................................      1,000,000         1,061,440
Orange County Public Service Tax 6.00%
  10/1/24 (FGIC)...............................................      3,000,000         3,274,350
Orange County Sales Tax 6.125% 1/1/19 (FGIC)...................      1,000,000         1,041,340
Reedy Creek Improvement (Sports Complex)
  5.75% 6/1/13 (MBIA)..........................................      2,300,000         2,475,904
Saint John's County Industrial Development
  Authority (Pro Golf Hall of Fame) 5.50%
  3/1/17 (MBIA)................................................        250,000           262,848
Tampa Utilities Tax 6.00% 10/1/15 (AMBAC)......................      1,000,000         1,049,780
Village Center Community Development
  District Series A 5.50% 11/1/10 (MBIA).......................        250,000           277,113
                                                                                    ------------
                                                                                      11,060,855
                                                                                    ------------
Total Municipal Bonds (cost $52,971,205).......................                       57,369,140
                                                                                    ------------

                                                        for tax-exempt income 17

VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 98.99%
  (COST $52,971,205)..........................................................       $57,369,140
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES - 1.01%.........................................................           586,469
                                                                                    ------------

TOTAL NET ASSETS - 100.00%....................................................        57,955,609
LIQUIDATION VALUE OF PREFERRED STOCK..........................................      (20,000,000)
                                                                                    ------------
NET ASSETS APPLICABLE TO 2,422,200 COMMON SHARES
  ($0.01 PAR VALUE) OUTSTANDING...............................................       $37,955,609
                                                                                    ============

NET ASSET VALUE PER COMMON SHARE
  ($37,955,609 / 2,422,200 SHARES)............................................            $15.67
                                                                                          ======

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
  AMT - Alternative Minimum Tax
 FGIC - Insured by the Financial Guaranty Insurance Company
  FSA - Insured by Financial Security Assurance
 MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Common stock, $0.01 par value, unlimited shares authorized
   to the Fund.............................................................          $33,361,389
Preferred stock, $0.01 par value, unlimited shares authorized
   to the Fund.............................................................           20,000,000
Undistributed net investment income........................................              592,229
Accumulated net realized loss on investments...............................            (395,944)
Net unrealized appreciation of investments.................................            4,397,935
                                                                                    ------------
Total net assets...........................................................          $57,955,609
                                                                                    ============

                             See accompanying notes

VOYAGEUR COLORADO INSURED
MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 1999

                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                   -----------        ----------
Municipal Bonds - 98.79%
GENERAL OBLIGATION BONDS - 21.52%
Adams County School District #12 (Five Star)
  5.40% 12/15/15 (FGIC)........................................     $1,250,000        $1,307,488
  5.40% 12/15/16 (FGIC)........................................      2,000,000         2,080,960
Archuleta & Hinsdale Counties School District #50JT
  5.50% 12/1/14 (MBIA).........................................      1,000,000         1,063,840
  5.55% 12/1/20 (MBIA).........................................      4,000,000         4,217,798
Eagle, Garfield & Routt Counties School District
  #Re-50J 6.30% 12/1/12 (FGIC).................................      1,000,000         1,118,830
El Paso County School District #20
  5.625% 12/15/16 (AMBAC)......................................      3,000,000         3,217,170
  5.625% 12/15/16 (MBIA).......................................      1,000,000         1,075,760
Larimer, Weld & Boulder Counties School District
  #R-2J Thompson 5.45% 12/15/16 (FGIC).........................     $1,000,000        $1,042,150
Mesa County, Colorado Valley School District #51
  (Grand Junction)
  5.50% 12/1/15 (MBIA).........................................      1,000,000         1,052,640
  5.50% 12/1/16 (MBIA).........................................      1,100,000         1,152,338
Mountain Village Metro District San Miguel County,
  Colorado Refunding & Improvement 5.00%
  12/1/17 (MBIA)...............................................        585,000           586,293
Piney Creek, Colorado Metropolitan District
  5.65% 12/1/17 (FGIC).........................................      2,035,000         2,163,571
Pueblo, Colorado 5.80% 6/1/11 (MBIA)...........................      1,405,000         1,508,450
  Stonegate Village Metropolitan District Refunding
  & Improvement Series A 5.50% 12/1/21
  (FSA)........................................................      2,750,000         2,865,885
                                                                                    ------------
                                                                                      24,453,173
                                                                                    ------------
HIGHER EDUCATION REVENUE BONDS - 14.30%
Aurora Educational Development 6.00%
  10/15/15 (Connie Lee)........................................      2,500,000         2,683,400
Colorado Educational & Cultural Facility Authority
  Revenue (Auraria Foundation/University
  Colorado) Series A 4.75% 9/1/28
  (AMBAC)......................................................        490,000           461,864
Colorado Mountain College Residence Hall
  Authority 5.75% 6/1/23 (MBIA)................................      1,000,000         1,061,320
Colorado Postsecondary Education Facility
  Authority (University of Denver Project)
  6.00% 3/1/16 (Connie Lee)....................................      4,000,000         4,272,640
Colorado Postsecondary Education Facility
  Authority Refunding & Improvement
  (University of Denver Project) 5.375%
  3/1/18 (MBIA)................................................      3,500,000         3,593,205
Colorado State Board Agriculture - State
  University Refunding & Improvement Auxiliary
  Facilities 5.125% 3/1/17 (AMBAC).............................      1,000,000         1,012,430
Colorado State Colleges Board of Trustees (Adams
  State College) Series A 5.75% 5/15/19
  (MBIA).......................................................      2,000,000         2,108,180
University of Northern Colorado Auxiliary
  Facilities System 5.60% 6/1/24 (MBIA)........................      1,000,000         1,053,380
                                                                                    ------------
                                                                                      16,246,419
                                                                                    ------------
HOSPITAL REVENUE BONDS - 13.11%
Colorado Health Facilities Authority (Boulder
  Community Hospital Project) Series B
  5.875% 10/1/23 (MBIA)........................................      2,625,000         2,806,729
Colorado Health Facilities Authority (North
  Colorado Medical Center)
  5.95% 5/15/12 (MBIA).........................................      2,000,000         2,151,040
  6.00% 5/15/20 (MBIA).........................................      1,000,000         1,072,690
Colorado Springs Memorial Hospital 6.00%
  12/15/24 (MBIA)..............................................      2,250,000         2,475,023

18 for tax-exempt income

VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)

                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                   -----------        ----------
MUNICIPAL BONDS (CONTINUED)
GENERAL OBLIGATION BONDS (CONTINUED)
Logan County Health Care Facilities (Western
  Health Network, Inc.) 5.90% 1/1/19
  (MBIA).......................................................     $2,510,000        $2,645,239
University of Colorado Hospital Authority
  Refunding Series A 5.20% 11/15/17
  (AMBAC)......................................................      3,695,000         3,739,894
                                                                                    ------------
                                                                                      14,890,615
                                                                                    ------------
HOUSING REVENUE BONDS - 8.19%
Colorado Housing Finance Authority (Single
  Family Housing) Series AA 5.625%
  11/1/23 (MBIA)...............................................      5,000,000         5,158,400
Denver, Colorado City & County Multi-Family
  Housing Mortgage Loan (Garden Court)
  5.40% 7/1/39 (FHA)...........................................      2,000,000         2,030,140
Snowmass Village Multi-Family Housing
  Refunding (Essential Function Housing)
  6.25% 12/15/16 (FSA).........................................      2,000,000         2,117,880
                                                                                    ------------
                                                                                       9,306,420
                                                                                    ------------
LEASES/CERTIFICATES OF PARTICIPATION - 10.02%
Arapahoe County, Colorado Library District
  5.70% 12/15/10 (MBIA)........................................      2,000,000         2,151,740
Auraria, Colorado Higher Education Center
  (Administrative Office Facility Project)
  5.125% 5/1/28 (AMBAC)........................................      6,250,000         6,245,063
Colorado Springs, Colorado School District No. 11
  4.75% 12/15/18 (MBIA)........................................      1,000,000           972,500
Fort Collins, Colorado Lease Certificates of
  Participation (Civic Center Facilities Project)
  5.125% 12/1/18 (MBIA)........................................      1,000,000         1,005,610
Thorton, Colorado Certificates of Participation
  5.10% 12/1/17 (AMBAC)........................................      1,000,000         1,003,720
                                                                                    ------------
                                                                                      11,378,633
                                                                                    ------------
MISCELLANEOUS & SALES TAX REVENUE BONDS - 2.60%
Castle Rock Sales & Use Tax 5.90% 6/1/16
  (FSA)........................................................      1,755,000         1,892,610
Douglas County Sales & Use Tax 5.50%
  10/15/11 (MBIA)..............................................      1,000,000         1,058,640
                                                                                    ------------
                                                                                       2,951,250
                                                                                    ------------
POLLUTION CONTROL REVENUE BONDS - 1.40%
Adams County Pollution Control Refunding (Public
  Service Company Project) Series A 5.875%
  4/1/14 (MBIA)................................................      1,500,000         1,593,810
                                                                                    ------------
                                                                                       1,593,810
                                                                                    ------------
*PRE-REFUNDED BONDS - 11.53%
City of Westminster County Sales & Use Tax
  Refunding Series A 6.25% 12/1/12-02
  (FGIC).......................................................      5,000,000         5,431,600
Jefferson County School District #R-001 6.00%
  12/15/12-02 (AMBAC)..........................................      1,575,000         1,712,592
Jefferson County School District #R-001 6.25%
  12/15/12-02 (AMBAC)..........................................      2,435,000         2,668,541
Regional Transportation District (Colorado Sales
  Tax) 6.25% 11/1/12-02 (FGIC).................................      3,000,000         3,279,840
                                                                                    ------------
                                                                                      13,092,573
                                                                                    ------------
TRANSPORTATION REVENUE BONDS - 11.43%
Arapahoe County Capital Improvements Highway
  6.05% 8/31/15 (MBIA).........................................     $4,700,000        $5,196,038
Denver, Colorado City & County Airport Series E
  5.25% 11/15/23 (MBIA)........................................      2,250,000         2,280,938
Denver, Colorado City & County Airport 5.00%
  11/15/25 (FSA)...............................................      1,390,000         1,373,793
E-470 Public Highway Authority Series A 5.00%
  9/1/26 (MBIA)................................................      3,500,000         3,433,255
Regional Transportation District (Colorado Sales
  Tax) 6.25% 11/1/12 (FGIC)....................................        645,000           696,619
                                                                                    ------------
                                                                                      12,980,643
                                                                                    ------------
UTILITY REVENUE BONDS - 1.83%
Platte River Power Authority (Colorado Power)
  Series DD 5.375% 6/1/17 (MBIA)...............................      2,000,000         2,083,260
                                                                                    ------------
                                                                                       2,083,260
                                                                                    ------------
WATER & SEWER REVENUE BONDS - 2.86%
Municipal Subdistrict of Northern Colorado
  Water Conservancy District Series F 6.50%
  12/1/12 (AMBAC)..............................................      2,800,000         3,244,304
                                                                                    ------------
                                                                                       3,244,304
                                                                                    ------------
Total Municipal Bonds (cost $106,389,744)......................                      112,221,100
                                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 98.79%
  (COST $106,389,744).........................................................      $112,221,100
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 1.21%.......................         1,377,173
                                                                                    ------------
TOTAL NET ASSETS - 100.00%....................................................       113,598,273
LIQUIDATION VALUE OF PREFERRED STOCK..........................................       (40,000,000)
                                                                                    ------------
NET ASSETS APPLICABLE TO 4,837,100 COMMON SHARES
  ($0.01 PAR VALUE) OUTSTANDING...............................................       $73,598,273
                                                                                    ============

NET ASSET VALUE PER COMMON SHARE
  ($73,598,273 / 4,837,100 SHARES)............................................            $15.22
                                                                                          ======

----------
*    For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Summary of Abbreviations:
     AMBAC - Insured by the American Municipal Bond Assurance Corporation
Connie Lee - Insured by the College Construction Insurance Association
      FGIC - Insured by the Financial Guaranty Insurance Company
       FHA - Insured by the Federal Housing Authority
       FSA - Insured by Financial Security Assurance
      MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Common stock, $0.01 par value, 200 million shares
    authorized to the Fund.................................................          $67,238,110
Preferred stock, $0.01 par value, 1 million shares
    authorized to the Fund.................................................           40,000,000
Undistributed net investment income........................................              920,439
Accumulated net realized loss on investments...............................            (391,632)
Net unrealized appreciation of investments.................................            5,831,356
                                                                                    ------------
Total net assets...........................................................         $113,598,273
                                                                                    ============

                             See accompanying notes
                                                        for tax-exempt income 19

STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1999

                                                                      VOYAGEUR             VOYAGEUR             VOYAGEUR
                                                                      MINNESOTA            MINNESOTA           MINNESOTA
                                                                  MUNICIPAL INCOME    MUNICIPAL INCOME       MUNICIPAL INCOME
                                                                     FUND, INC.          FUND II, INC.        FUND III, INC.
INVESTMENT INCOME:
Interest ........................................................   $ 3,568,767           $ 9,453,201          $ 2,195,747
                                                                    -----------           -----------          -----------

EXPENSES:
Management fees .................................................       240,430               674,030              161,995
Transfer agent fees and expenses ................................        30,200                30,000                6,600
Registration fees ...............................................         6,300                 4,850                4,001
Reports and statements to shareholders ..........................        17,700                18,282                5,500
Accounting and administration ...................................        73,161               125,414               48,006
Remarketing Agent fees ..........................................        56,000               156,000               43,192
Professional fees ...............................................        37,372                48,650               25,950
Custodian fees ..................................................         1,650                 1,000                2,400
Directors' fees .................................................         3,450                 6,000                4,800
Rating Agency fees ..............................................        12,000                12,000                3,000
Taxes (other than taxes on income) ..............................         9,000                 8,000                3,800
Interest expense ................................................            22                 1,354                  145
Other ...........................................................          --                    --                  2,402
                                                                    -----------           -----------          -----------
Total expenses ..................................................       487,285             1,085,580              311,791
                                                                    -----------           -----------          -----------

NET INVESTMENT INCOME ...........................................     3,081,482             8,367,621            1,883,956
                                                                    -----------           -----------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .........................       188,073               432,710              229,501
Net change in unrealized appreciation/depreciation of investments      (173,366)              315,390              171,840
                                                                    -----------           -----------          -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................        14,707               748,100              401,341
                                                                    -----------           -----------          -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 3,096,189           $ 9,115,721          $ 2,285,297
                                                                    ===========           ===========          ===========


                                                                                          VOYAGEUR              VOYAGEUR
                                                                     VOYAGEUR              FLORIDA              COLORADO
                                                                     ARIZONA               INSURED               INSURED
                                                                  MUNICIPAL INCOME        MUNICIPAL          MUNICIPAL INCOME
                                                                     FUND, INC.          INCOME FUND            FUND, INC.
INVESTMENT INCOME:
Interest ........................................................   $ 3,823,731          $ 3,125,685           $ 6,001,281
                                                                    -----------          -----------           -----------

EXPENSES:
Management fees .................................................       281,352              230,719               453,810
Transfer agent fees and expenses ................................        11,300               14,325                 9,312
Registration fees ...............................................         3,530                6,050                 4,077
Reports and statements to shareholders ..........................        19,700               10,800                26,296
Accounting and administration ...................................        85,020               55,421               106,446
Remarketing Agent fees ..........................................        69,467               56,000               107,022
Professional fees ...............................................        26,100               23,650                23,400
Custodian fees ..................................................         2,772                3,700                 5,300
Directors' fees .................................................         6,600                6,000                 9,586
Rating Agency fees ..............................................         7,000               12,500                 6,000
Taxes (other than taxes on income) ..............................         5,200                6,000                12,200
Interest expense ................................................           916                  732                  --
Other ...........................................................         1,372                4,188                15,077
                                                                    -----------          -----------           -----------
Total expenses ..................................................       520,329              430,085               778,526
                                                                    -----------          -----------           -----------

NET INVESTMENT INCOME ...........................................     3,303,402            2,695,600             5,222,755
                                                                    -----------          -----------           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .........................       592,344                 (344)              243,532
Net change in unrealized appreciation/depreciation of investments         6,754              696,343               996,668
                                                                    -----------          -----------           -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................       599,098              695,999             1,240,200
                                                                    -----------          -----------           -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 3,902,500          $ 3,391,599           $ 6,462,955
                                                                    ===========          ===========           ===========


                             See accompanying notes

20 for tax-exempt income

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               VOYAGEUR                         VOYAGEUR
                                                                               MINNESOTA                        MINNESOTA
                                                                           MUNICIPAL INCOME                 MUNICIPAL INCOME
                                                                              FUND, INC.                      FUND II, INC.
                                                                    ------------------------------    ------------------------------
                                                                       YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                        3/31/99         3/31/98          3/31/99         3/31/98
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ...........................................   $   3,081,482    $   3,063,165    $   8,367,621   $   8,187,701
Net realized gain (loss) on investments .........................         188,073             (905)         432,710         (99,452)
Net change in unrealized appreciation/depreciation of investments        (173,366)       2,515,951          315,390       8,807,600
                                                                    -------------    -------------    -------------   -------------
Net increase in net assets resulting from operations ............       3,096,189        5,578,211        9,115,721      16,895,849
                                                                    -------------    -------------    -------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO:
Common shareholders from net investment income ..................      (2,413,071)      (2,413,072)      (5,928,674)     (5,928,674)
Preferred shareholders from net investment income ...............        (679,203)        (720,894)      (2,064,168)     (2,206,092)
Common shareholders from net realized gain on investments .......            --            (56,857)            --              --
Preferred shareholders from net realized gain on investments ....            --            (16,542)            --              --
                                                                    -------------    -------------    -------------   -------------
                                                                       (3,092,274)      (3,207,365)      (7,992,842)     (8,134,766)
                                                                    -------------    -------------    -------------   -------------

NET INCREASE IN NET ASSETS ......................................           3,915        2,370,846        1,122,879       8,761,083

NET ASSETS:
Beginning of year ...............................................      59,915,037       57,544,191      167,333,132     158,572,049
                                                                    -------------    -------------    -------------   -------------
End of year .....................................................   $  59,918,952    $  59,915,037    $ 168,456,011   $ 167,333,132
                                                                    =============    =============    =============   =============

                                                                              VOYAGEUR
                                                                              MINNESOTA
                                                                           MUNICIPAL INCOME
                                                                             FUND III, INC.
                                                                    ------------------------------
                                                                      YEAR ENDED      YEAR ENDED
                                                                         /31/99          3/31/98
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ...........................................   $   1,883,956    $   1,935,569
Net realized gain (loss) on investments .........................         229,501           51,297
Net change in unrealized appreciation/depreciation of investments         171,840        1,892,300
                                                                    -------------    -------------
Net increase in net assets resulting from operations ............       2,285,297        3,879,166
                                                                    -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO:
Common shareholders from net investment income ..................      (1,391,680)      (1,391,679)
Preferred shareholders from net investment income ...............        (512,178)        (552,111)
Common shareholders from net realized gain on investments .......            --               --
Preferred shareholders from net realized gain on investments ....            --               --
                                                                    -------------    -------------
                                                                       (1,903,858)      (1,943,790)
                                                                    -------------    -------------

NET INCREASE IN NET ASSETS ......................................         381,439        1,935,376

NET ASSETS:
Beginning of year ...............................................      40,283,276       38,347,900
                                                                    -------------    -------------
End of year .....................................................   $  40,664,715    $  40,283,276
                                                                    =============    =============

                             See accompanying notes
                                                        for tax-exempt income 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               VOYAGEUR                        VOYAGEUR
                                                                                ARIZONA                     FLORIDA INSURED
                                                                           MUNICIPAL INCOME                    MUNICIPAL
                                                                              FUND, INC.                      INCOME FUND
                                                                    ------------------------------    ------------------------------
                                                                      YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                        3/31/99         3/31/98          3/31/99          3/31/98
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ...........................................   $   3,303,402    $   3,236,581    $   2,695,600   $   2,634,153
Net realized gain (loss) on investments .........................         592,344          233,414             (344)         71,462
Net change in unrealized appreciation/depreciation of investments           6,754        3,450,141          696,343       3,818,631
                                                                    -------------    -------------    -------------   -------------
Net increase in net assets resulting from operations ............       3,902,500        6,920,136        3,391,599       6,524,246
                                                                    -------------    -------------    -------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO:
Common shareholders from net investment income ..................      (2,303,751)      (2,303,750)      (1,834,817)     (1,834,817)
Preferred shareholders from net investment income ...............        (825,780)        (905,587)        (671,783)       (728,766)
                                                                    -------------    -------------    -------------   -------------
                                                                       (3,129,531)      (3,209,337)      (2,506,600)     (2,563,583)
                                                                    -------------    -------------    -------------   -------------

NET INCREASE IN NET ASSETS ......................................         772,969        3,710,799          884,999       3,960,663
                                                                    -------------    -------------    -------------   -------------

NET ASSETS:
Beginning of year ...............................................      69,813,256       66,102,457       57,070,610      53,109,947
                                                                    -------------    -------------    -------------   -------------
End of year .....................................................   $  70,586,225    $  69,813,256    $  57,955,609   $  57,070,610
                                                                    =============    =============    =============   =============

                                                                              VOYAGEUR
                                                                          COLORADO INSURED
                                                                          MUNICIPAL INCOME
                                                                              FUND, INC.
                                                                    ------------------------------
                                                                     YEAR ENDED       YEAR ENDED
                                                                        3/31/99         3/31/98
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ...........................................   $   5,222,755    $   5,187,058
Net realized gain (loss) on investments .........................         243,532          974,269
Net change in unrealized appreciation/depreciation of investments         996,668        5,313,456
                                                                    -------------    -------------
Net increase in net assets resulting from operations ............       6,462,955       11,474,783
                                                                    -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO:
Common shareholders from net investment income ..................      (3,555,269)      (3,555,272)
Preferred shareholders from net investment income ...............      (1,496,328)      (1,419,308)
                                                                    -------------    -------------
                                                                       (5,051,597)      (4,974,580)
                                                                    -------------    -------------

NET INCREASE IN NET ASSETS ......................................       1,411,358        6,500,203
                                                                    -------------    -------------

NET ASSETS:
Beginning of year ...............................................     112,186,915      105,686,712
                                                                    -------------    -------------
End of year .....................................................    $113,598,273    $ 112,186,915
                                                                    =============    =============

                             See accompanying notes

22 for tax-exempt income

FINANCIAL HIGHLIGHTS

Selected data for each common share of the Fund outstanding throughout each year were as follows:

                                                                            VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC.
                                                                            ----------------------------------------------
                                                                    YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                                     3/31/99     3/31/98(2)    3/31/97      3/31/96      3/31/95
Net asset value, beginning of year ..............................    $15.380      $14.470      $14.430      $14.210      $13.890

Income from investment operations:
    Net investment income .......................................      1.188        1.180        1.060        1.180        1.210
    Net realized and unrealized gain on investments .............      0.004        0.970        0.180        0.260        0.340
                                                                    --------     --------     --------     --------     --------
    Total from investment operations ............................      1.192        2.150        1.240        1.440        1.550
                                                                    --------     --------     --------     --------     --------

Less dividends and distributions to:
    Common shareholders from net investment income ..............     (0.930)      (0.930)      (0.930)      (0.930)      (0.930)
    Preferred shareholders from net investment income ...........     (0.262)      (0.280)      (0.270)      (0.290)      (0.270)
    Common shareholders from net realized gain on investments ...       --         (0.020)        --           --         (0.020)
    Preferred shareholders from net realized gain on investments        --         (0.010)        --           --         (0.010)
                                                                    --------     --------     --------     --------     --------
    Total dividends and distributions ...........................     (1.192)      (1.240)      (1.200)      (1.220)      (1.230)
                                                                    --------     --------     --------     --------     --------

Net asset value, end of year ....................................    $15.380      $15.380      $14.470      $14.430      $14.210
                                                                    ========     ========     ========     ========     ========
Market value, end of year .......................................    $16.500      $15.690      $14.380      $15.000      $14.500
                                                                    ========     ========     ========     ========     ========

Total investment return based on:(1)
    Market value ................................................     11.29%       16.04%        2.01%       10.31%       (0.71%)
    Net asset value .............................................      5.88%       13.02%        6.90%        8.20%        9.72%

Ratios and supplemental data:
    Net assets applicable to capital shares,
        end of year (000 omitted) ...............................    $59,919      $59,915      $57,544      $57,429      $56,881
    Ratio of expenses to average net assets(3) ..................      0.81%        0.77%        0.81%        0.82%        0.85%
    Ratio of expenses to average net assets applicable
        to common shares ........................................      1.21%        1.17%        1.24%        1.24%        1.33%
    Ratio of net investment income to average net assets(3) .....      5.13%        5.20%        4.78%        5.28%        5.66%
    Ratio of net investment income to average net assets
        applicable to common shares4 ............................      5.99%        6.01%        5.45%        6.04%        6.93%
    Portfolio turnover ..........................................        15%           0%           5%           7%          13%

Leverage analysis:
    Value of preferred shares outstanding (000 omitted) .........    $20,000      $20,000      $20,000      $20,000      $20,000
    Net asset coverage per share of preferred shares,
        end of year..............................................   $149,797     $149,788     $143,860     $143,573     $142,201
    Liquidation value per share of preferred shares(5) ..........    $50,000      $50,000      $50,000      $50,000      $50,000

------------
(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in years where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Ratios were calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of common and preferred shareholders.
(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.
(5)  Excluding any accumulated but unpaid dividends.

                             See accompanying notes
                                                        for tax-exempt income 23

Selected data for each common share of the Fund outstanding throughout each year were as follows:

                                                                           VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC.
                                                                           -------------------------------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDEd   YEAR ENDED    YEAR ENDED
                                                                     3/31/99     3/31/98(2)    3/31/97      3/31/96      3/31/95
Net asset value, beginning of year ..............................    $14.800      $13.590      $13.480      $13.120      $12.730

Income from investment operations:
    Net investment income .......................................      1.154        1.130        1.130        1.100        1.110
    Net realized and unrealized gain on investments .............      0.099        1.200        0.080        0.380        0.390
                                                                    --------     --------     --------     --------     --------
    Total from investment operations ............................      1.253        2.330        1.210        1.480        1.500
                                                                    --------     --------     --------     --------     --------

Less dividends to:
    Common shareholders from net investment income ..............     (0.818)      (0.820)      (0.810)      (0.800)      (0.830)
    Preferred shareholders from net investment income ...........     (0.285)      (0.300)      (0.290)      (0.320)      (0.280)
                                                                    --------     --------     --------     --------     --------
    Total dividends .............................................     (1.103)      (1.120)      (1.100)      (1.120)      (1.110)
                                                                    --------     --------     --------     --------     --------

Net asset value, end of year ....................................    $14.950      $14.800      $13.590      $13.480      $13.120
                                                                    ========     ========     ========     ========     ========
Market value, end of year .......................................    $15.060      $13.880      $12.630      $13.250      $12.380
                                                                    ========     ========     ========     ========     ========

Total investment return based on:(1)
    Market value ................................................     14.73%       16.56%        1.47%       14.16%       (9.59%)
    Net asset value .............................................      6.76%       15.51%        6.97%        8.88%       10.16%

Ratios and supplemental data:
    Net assets applicable to capital shares, end of year
        (000 omitted) ...........................................   $168,456     $167,333     $158,572     $157,755     $155,139
    Ratio of expenses to average net assets(3) ..................      0.64%        0.76%        0.74%        0.77%        0.77%
    Ratio of expenses to average net assets applicable to
        common shares ...........................................      1.00%        1.19%        1.19%        1.23%        1.28%
    Ratio of net investment income to average net assets3........      4.96%        4.98%        5.15%        5.03%        5.39%
    Ratio of net investment income to average net assets
        applicable to common shares(4) ..........................      5.80%        5.73%        6.15%        5.76%        6.69%
    Portfolio turnover ..........................................        15%           4%          20%          11%          32%

Leverage analysis:
    Value of preferred shares outstanding (000 omitted)........ .    $60,000      $60,000      $60,000      $60,000      $60,000
    Net asset coverage per share of preferred shares,
        end of year .............................................   $140,380     $139,444     $132,143     $131,462     $129,283
    Liquidation value per share of preferred shares(5)...........    $50,000      $50,000      $50,000      $50,000      $50,000

----------

(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in years where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Ratios were calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of common and preferred shareholders.
(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.
(5) Excluding any accumulated but unpaid dividends.

                             See accompanying notes

24 for tax-exempt income

Selected data for each common share of the Fund outstanding throughout each year were as follows:

                                                                          VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC.
                                                                          --------------------------------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                     3/31/99     3/31/98(2)    3/31/97      3/31/96      3/31/95
Net asset value, beginning of year...............................    $13.760      $12.710      $12.540      $12.200      $11.860

Income from investment operations:
    Net investment income........................................      1.025        1.050        1.080        1.050        1.060
    Net realized and unrealized gain on investments..............      0.222        1.060        0.150        0.330        0.280
                                                                     -------      -------      -------      -------      -------
    Total from investment operations.............................      1.247        2.110        1.230        1.380        1.340
                                                                     -------      -------      -------      -------      -------

Less dividends to:
    Common shareholders from net investment income...............     (0.758)      (0.760)      (0.750)      (0.720)      (0.730)
    Preferred shareholders from net investment income............     (0.279)      (0.300)      (0.310)      (0.320)      (0.280)
                                                                     -------      -------      -------      -------      -------
    Total dividends..............................................     (1.037)      (1.060)      (1.060)      (1.040)      (1.010)
                                                                     -------      -------      -------      -------      -------

Capital share transactions:
    Capital charge with respect to issuance of shares............       --           --           --           --          0.010
                                                                     -------      -------      -------      -------      -------

Net asset value, end of year.....................................    $13.970      $13.760      $12.710      $12.540      $12.200
                                                                     =======      =======      =======      =======      =======
Market value, end of year........................................    $14.125      $13.380      $12.250      $12.000      $11.250
                                                                     =======      =======      =======      =======      =======

Total investment return based on:(1)
    Market value.................................................     11.59%       15.80%        8.62%       13.51%      (14.27%)
    Net asset value..............................................      7.28%       14.82%        7.50%        8.79%        9.55%

Ratios and supplemental data:
    Net assets applicable to capital shares, end of year
        (000 omitted)............................................    $40,665      $40,283      $38,348      $38,046      $37,418
    Ratio of expenses to average net assets(3)...................      0.77%        0.83%        0.81%        0.81%        0.82%
    Ratio of expenses to average net assets applicable
        to common shares.........................................      1.22%        1.34%        1.33%        1.33%        1.40%
    Ratio of net investment income to average net assets(3)......       4.64%       4.88%        5.17%        5.05%        5.37%
    Ratio of net investment income to average net assets
        applicable to common shares(4)...........................       5.35%       5.61%        6.05%        5.81%        6.79%
    Portfolio turnover...........................................         15%          9%          39%          35%          47%

Leverage analysis:
    Value of preferred shares outstanding (000 omitted)..........    $15,000      $15,000      $15,000      $15,000      $15,000
    Net asset coverage per share of preferred shares,
        end of year..............................................   $135,549     $134,278     $127,826     $126,821     $124,728
    Liquidation value per share of preferred shares(5) ..........    $50,000      $50,000      $50,000      $50,000      $50,000

----------
(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in years where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Ratios were calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of common and preferred shareholders.
(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.
(5)  Excluding any accumulated but unpaid dividends.

                             See accompanying notes
                                                        for tax-exempt income 25

Selected data for each common share of the Fund outstanding throughout each year were as follows:

                                                                             VOYAGEUR ARIZONA MUNICIPAL INCOME FUND, INC.
                                                                             --------------------------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                     3/31/99     3/31/98(2)    3/31/97      3/31/96      3/31/95
Net asset value, beginning of year...............................    $15.030      $13.780      $13.740      $13.220      $12.700

Income from investment operations:
    Net investment income........................................      1.108        1.090        1.080        1.090        1.080
    Net realized and unrealized gain on investments..............      0.202        1.230        0.010        0.470        0.560
                                                                     -------      -------      -------      -------      -------
    Total from investment operations.............................      1.310        2.320        1.090        1.560        1.640
                                                                     -------      -------      -------      -------      -------

Less dividends and distributions to:
    Common shareholders from net investment income...............     (0.773)      (0.770)      (0.760)      (0.730)      (0.780)
    Preferred shareholders from net investment income............     (0.277)      (0.300)      (0.290)      (0.310)      (0.280)
    Common shareholders from net realized gain on investments....       --            --           --           --        (0.050)
    Preferred shareholders from net realized gain
        on investments...........................................       --            --           --           --        (0.010)
                                                                     -------      -------      -------      -------      -------
    Total dividends and distributions............................     (1.050)      (1.070)      (1.050)      (1.040)      (1.120)
                                                                     -------      -------      -------      -------      -------

Net asset value, end of year.....................................    $15.290      $15.030      $13.780      $13.740      $13.220
                                                                     =======      =======      =======      =======      =======
Market value, end of year........................................    $15.125      $14.630      $13.000      $12.750      $12.130
                                                                     =======      =======      =======      =======      =======

Total investment return based on:(1)
    Market value.................................................      8.84%       18.79%        8.20%       11.52%       (6.43%)
    Net asset value..............................................      7.07%       15.17%        5.94%        9.55%       11.29%

Ratios and supplemental data:
    Net assets applicable to capital shares, end of year
        (000 omitted)............................................    $70,586      $69,813      $66,102      $65,990      $64,438
    Ratio of expenses to average net assets(3)...................      0.74%        0.80%        0.78%        0.78%        0.79%
    Ratio of expenses to average net assets applicable to
        common shares............................................      1.15%        1.26%        1.25%        1.26%        1.32%
    Ratio of net investment income to average net assets(3)......      4.69%        4.71%        4.85%        4.88%        5.19%
    Ratio of net investment income to average net assets
        applicable to common shares(4)...........................      5.46%        5.34%        5.71%        5.57%        6.42%
    Portfolio turnover...........................................        46%          22%          31%          30%          18%

Leverage analysis:
    Value of preferred shares outstanding (000 omitted)..........    $25,000      $25,000      $25,000      $25,000      $25,000
    Net asset coverage per share of preferred shares,
        end of year..............................................   $141,172     $139,627     $132,205     $131,979     $128,877
    Liquidation value per share of preferred shares(5)               $50,000      $50,000      $50,000      $50,000      $50,000

----------

(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in years where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Ratios were calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of common and preferred shareholders.
(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.
(5)  Excluding any accumulated but unpaid dividends. See accompanying notes

26 for tax-exempt income

Selected data for each common share of the Fund outstanding throughout each year were as follows:

                                                                            VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND
                                                                            ----------------------------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                     3/31/99      3/31/98(2)   3/31/97      3/31/96      3/31/95
Net asset value, beginning of year...............................    $15.300      $13.670      $13.710      $13.170      $12.460

Income (loss) from investment operations:
    Net investment income........................................      1.113        1.090        1.080        1.060        1.070
    Net realized and unrealized gain (loss) on investments.......      0.292        1.600       (0.080)       0.510        0.690
                                                                     -------      -------      -------      -------      -------
    Total from investment operations.............................      1.405        2.690        1.000        1.570        1.760
                                                                     -------      -------      -------      -------      -------

Less dividends to:
    Common shareholders from net investment income...............     (0.758)      (0.760)      (0.750)      (0.720)      (0.770)
    Preferred shareholders from net investment income............     (0.277)      (0.300)      (0.290)      (0.310)      (0.280)
                                                                     -------      -------      -------      -------      -------
    Total dividends..............................................     (1.035)      (1.060)      (1.040)      (1.030)      (1.050)
                                                                     -------      -------      -------      -------      -------

Net asset value, end of year.....................................    $15.670      $15.300      $13.670      $13.710      $13.170
                                                                     =======      =======      =======      =======      =======
Market value, end of year........................................    $14.750      $14.310      $12.500      $12.750      $12.250
                                                                     =======      =======      =======      =======      =======

Total investment return based on:(1)
    Market value.................................................      8.47%       20.94%        3.94%       10.39%        4.69%
    Net asset value..............................................      7.80%       18.22%        5.23%        9.66%       12.56%

Ratios and supplemental data:
    Net assets applicable to capital shares, end of year
        (000 omitted)............................................    $57,956      $57,071      $53,110      $53,207      $51,891
    Ratio of expenses to average net assets(3)...................      0.75%        0.80%        0.78%        0.80%        0.81%
    Ratio of expenses to average net assets applicable to
        common shares............................................      1.14%        1.25%        1.25%        1.27%        1.35%
    Ratio of net investment income to average net assets(3)......      4.67%        4.73%        4.91%        4.82%        5.21%
    Ratio of net investment income to average net assets
        applicable to common shares(4)...........................      5.37%        5.33%        5.74%        5.45%        6.37%
    Portfolio turnover...........................................         0%           5%          68%          22%          10%

Leverage analysis:
    Value of preferred shares outstanding (000 omitted)..........    $20,000      $20,000      $20,000      $20,000      $20,000
    Net asset coverage per share of preferred shares, end
        of year..................................................   $144,889     $142,677     $132,775     $133,017     $129,728
    Liquidation value per share of preferred shares(5)...........    $50,000      $50,000      $50,000      $50,000      $50,000

----------
(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in years where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years.
(2) Commencing May 1, 1997 Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Ratios were calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of common and preferred shareholders.
(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.
(5)  Excluding any accumulated but unpaid dividends.

                             See accompanying notes
                                                        for tax-exempt income 27

Selected data for each common share of the Fund outstanding throughout each year were as follows:

                                                                         VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND, INC.
                                                                         -----------------------------------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                     3/31/99     3/31/98(2)    3/31/97      3/31/96      3/31/95
Net asset value, beginning of year...............................    $14.920      $13.580      $13.610      $13.190      $12.800
                                                                     -------      -------      -------      -------      -------

Income from investment operations:
    Net investment income........................................      1.080        1.070        1.050        1.030        1.020
    Net realized and unrealized gain on investments..............      0.264        1.300       (0.060)       0.410        0.440
                                                                     -------      -------      -------      -------      -------
    Total from investment operations.............................      1.344        2.370        0.990        1.440        1.460
                                                                     -------      -------      -------      -------      -------

Less dividends and distributions to:
    Common shareholders from net investment income...............     (0.735)      (0.740)      (0.730)      (0.700)      (0.760)
    Preferred shareholders from net investment income............     (0.309)      (0.290)      (0.290)      (0.320)      (0.270)
    Common shareholders from net realized gain on investments....       --           --            --          --         (0.030)
    Preferred shareholders from net realized gain
        on investments...........................................       --           --            --          --         (0.010)
                                                                     -------      -------      -------      -------      -------
Total dividends and distributions................................     (1.044)      (1.030)      (1.020)      (1.020)      (1.070)
                                                                     -------      -------      -------      -------      -------

Net asset value, end of year.....................................    $15.220      $14.920      $13.580      $13.610      $13.190
                                                                     =======      =======      =======      =======      =======
Market value, end of year........................................    $14.938      $14.000      $12.500      $12.630      $12.250
                                                                     =======      =======      =======      =======      =======

Total investment return based on:(1)
    Market value.................................................     12.13%       18.09%        4.77%        8.99%      (10.05%)
    Net asset value..............................................      7.21%       15.84%        5.19%        8.55%        9.67%

Ratios and supplemental data:
    Net assets applicable to capital shares, end of year
        (000 omitted)............................................   $113,598     $112,187     $105,687     $105,843     $103,781
    Ratio of expenses to average net assets(3)...................      0.69%        0.75%        0.77%        0.75%        0.76%
    Ratio of expenses to average net assets applicable to
        common shares............................................      1.06%        1.18%        1.23%        1.21%        1.27%
    Ratio of net investment income to average net assets(3)......      4.61%        4.72%        4.76%        4.68%        4.88%
    Ratio of net investment income to average net assets
        applicable to common shares(4)...........................      5.08%        5.38%        5.51%        5.18%        5.88%
    Portfolio turnover...........................................        18%          39%          88%          39%           7%

Leverage analysis:
    Value of preferred shares outstanding (000 omitted)..........    $40,000      $40,000      $40,000      $40,000      $40,000
    Net asset coverage per share of preferred shares,
        end of year..............................................   $141,998     $140,234     $132,109     $132,304     $129,727
    Liquidation value per share of preferred shares(5)               $50,000      $50,000      $50,000      $50,000      $50,000

----------
(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in years where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Ratios were calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of common and preferred shareholders.
(4) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.
(5)  Excluding any accumulated but unpaid dividends.

                             See accompanying notes

28 for tax-exempt income

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

Voyageur Minnesota Municipal Income Fund, Inc. ("Minnesota Municipal Fund"); Voyageur Minnesota Municipal Income Fund II, Inc. ("Minnesota Municipal Fund II"); Voyageur Minnesota Municipal Income Fund III, Inc. ("Minnesota Municipal Fund III"); Voyageur Arizona Municipal Income Fund, Inc. ("Arizona Municipal Fund"); Voyageur Florida Insured Municipal Income Fund ("Florida Insured Municipal Fund"); and Voyageur Colorado Insured Municipal Income Fund, Inc. ("Colorado Insured Municipal Fund") (each referred to as a "Fund" and collectively as the "Funds") are registered under the Investment Company Act of 1940 ("1940 Act")(as amended) as closed-end management investment companies. The Minnesota Municipal II, Florida Insured Municipal and Arizona Municipal Funds are registered as diversified funds. The Minnesota Municipal, Minnesota Municipal III and Colorado Insured Municipal Funds are registered as non-diversified funds. The Funds' shares trade on the American Stock Exchange.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Florida Insured Municipal Fund will generally seek investments that will enable its shares to be exempt from Florida's intangible personal property tax. Each Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. Fund Reorganization
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Managers, Inc.'s ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG"), pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC acquired DFG, including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company ("DMC") became the Investment Manager to the Funds.

2. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors.

Federal Income Taxes - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds are allocated amongst the funds within the Delaware Investments Family of Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities. Each Fund intends to pay monthly dividends from net investment income. Capital gains, if any, are distributed annually.

3. Investment Management, Administration and Transactions with Affiliates
In accordance with the terms of their respective Investment Management Agreements, each Fund pays DMC, the Investment Manager, an annual fee of 0.40% which is calculated daily based upon the average net assets of each Fund, including assets attributable to any preferred stock that may be outstanding.

Commencing August 1, 1998 (July 1, 1998 for Colorado Insured Municipal Fund) the Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide administration and accounting services. DSC's fees for these services were as follows:
                                  MINNESOTA       MINNESOTA    MINNESOTA
                                  MUNICIPAL     MUNICIPAL II  MUNICIPAL III
                                     FUND           FUND          FUND
                                  ---------     ------------  -------------
Accounting and administration
   fees.........................   $39,737        $41,521       $27,806

                                                  FLORIDA      COLORADO
                                   ARIZONA        INSURED       INSURED
                                  MUNICIPAL      MUNICIPAL     MUNICIPAL
                                    FUND            FUND          FUND
                                  ---------     ------------  -------------
Accounting and administration
   fees.........................   $50,005        $26,795       $64,287

Prior to August 1, 1998 (July 1, 1998 for Colorado Insured Municipal Fund) the Funds had Administrative Agreements with Mitchell Hutchins Asset Management Inc. and Princeton Administrators, L.P. (Colorado Insured Municipal Fund only)(the "Administrators").

On March 31, 1999, the Funds had payables to affiliates as follows:

                                  MINNESOTA       MINNESOTA    MINNESOTA
                                  MUNICIPAL     MUNICIPAL II  MUNICIPAL III
                                     FUND           FUND          FUND
                                  ---------     ------------  -------------
Investment management fee
   payable to DMC..............    $80,472       $226,227       $54,127
Administration fees, accounting
   fees and other expenses
   payable to DSC and
   affiliates...................    95,339        178,471        80,034

                                                  FLORIDA      COLORADO
                                   ARIZONA        INSURED       INSURED
                                  MUNICIPAL      MUNICIPAL     MUNICIPAL
                                    FUND            FUND          FUND
                                  ---------     ------------  -----------
Investment management fee
   payable to DMC...............   $94,513        $77,806      $190,308
Administration fees, accounting
   fees and other expenses
   payable to DSC and
   affiliates...................   104,186        138,291       134,781

Certain officers of DMC are officers, directors and/or employees of the Funds. These officers, directors, and employees are not compensated by the Funds.

                                                        for tax-exempt income 29

4. Investments
During the year ended March 31, 1999, the Funds made purchases and sales of investment securities other than temporary cash investments as follows:

                                                                         FLORIDA       COLORADO
              MINNESOTA     MINNESOTA      MINNESOTA        ARIZONA      INSURED       INSURED
              MUNICIPAL    MUNICIPAL II  MUNICIPAL III     MUNICIPAL     MUNICIPAL    MUNICIPAL
                FUND          FUND           FUND            FUND          FUND          FUND
              ---------    ------------  -------------     ---------     ---------    ---------
Purchases... $8,626,565   $24,615,310     $5,986,997      $32,819,989    $512,503    $19,505,848
Sales.......  8,776,961    24,210,939      6,061,368       32,364,592    130,411     18,995,778

At March 31, 1999, the aggregate cost of investments and unrealized appreciation (depreciation) of securities for federal income tax purposes for each Fund were as follows:

                                               COST         AGGREGATE      AGGREGATE        NET
                                                OF         UNREALIZED     UNREALIZED     UNREALIZED
                                            INVESTMENTS   APPRECIATION   DEPRECIATION   APPRECIATION
                                            -----------   ------------   ------------   ------------
Minnesota Municipal Fund................    $54,814,048    $4,402,875     $(63,556)      $4,339,319
Minnesota Municipal Fund II.............    156,831,187    10,065,562     (104,613)       9,960,949
Minnesota Municipal Fund III............     37,247,284     2,919,012      (46,842)       2,872,170
Arizona Municipal Fund..................     65,580,496     4,261,195       (7,671)       4,253,524
Florida Insured Municipal Fund..........     52,971,205     4,399,620       (1,685)       4,397,935
Colorado Insured Municipal Fund.........    106,389,744     5,831,356         --          5,831,356

For federal income tax purposes, as of March 31, 1999, the Funds had capital loss carryforwards expiring in the following years:


                                    2003        2004          2005        2006           TOTAL
                                   -------    ---------       ------     -------       ---------
Minnesota Municipal Fund II....... 913,206    1,143,840       89,665     132,129       2,278,840
Minnesota Municipal Fund III...... 866,889    1,279,495      455,666       6,539       2,608,589
Arizona Municipal Fund............   --          --           47,185       --             47,185
Florida Insured Municipal Fund.... 212,501      183,099         --         --            395,600
Colorado Insured Municipal Fund...   --          --          391,632       --              --

30 for tax-exempt income

5. Capital Stock
Pursuant to their articles of incorporation, Minnesota Municipal Fund, Minnesota Municipal Fund II, Minnesota Municipal Fund III, Arizona Municipal Fund and Colorado Insured Municipal Fund each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares.

For the years ended March 31, 1999 and March 31, 1998, the Funds did not have any transactions in common shares.

The Funds each have one million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal Fund which has an unlimited amount of $0.01 par value preferred shares authorized. Under resolutions adopted by the Board of Directors/Trustees, Minnesota Municipal Fund is allowed to issue up to 400 preferred shares, of which the entire amount was issued on August 6, 1992. On May 14, 1993, Minnesota Municipal Fund II, Arizona Municipal Fund and Florida Insured Municipal Fund issued 1,200, 500 and 400 preferred shares, respectively. On December 10, 1993, Minnesota Municipal Fund III issued 300 preferred shares and on September 23, 1993, Colorado Insured Municipal Fund issued 800 preferred shares. The preferred shares of each Fund have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for any capital gain distributions) ranged from 2.90% to 3.70% on Minnesota Municipal Fund, from 3.00% to 3.80% on Minnesota Municipal Fund II, from 3.04% to 3.80% on Minnesota Municipal Fund III, from 2.95% to 3.70% on Arizona Municipal Fund, from 2.55% to 3.70% on Florida Insured Municipal Fund and from 2.90% to 3.90% on Colorado Insured Municipal Fund during the year ended March 31. 1999. Salomon Smith Barney, Inc. and Merrill Lynch Pierce, Fenner & Smith Inc. (Colorado Insured Municipal Fund only), as the remarketing agents, receive an annual fee from each of the Funds of 0.25% of the average amount of preferred stock outstanding.

Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%. The preferred shares are redeemable at the option of the Funds, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund is not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund's Directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant of Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund's subclassification as a closed-end investment company or changes in their fundamental investment restrictions.

6. Market and Credit Risks
The Funds concentrate their investments in securities issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

                                                        for tax-exempt income 31

The Voyageur FundsReport of Independent Auditors

To the Shareholders and Board of Directors
Voyageur Minnesota Municipal Income Fund, Inc.
Voyageur Minnesota Municipal Income Fund II, Inc.
Voyageur Minnesota Municipal Income Fund III, Inc.
Voyageur Arizona Municipal Income Fund, Inc.
Voyageur Florida Insured Municipal Income Fund
Voyageur Colorado Insured Municipal Income Fund, Inc.

We have audited the accompanying statements of net assets of Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund II, Inc., Voyageur Minnesota Municipal Income Fund III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, and Voyageur Colorado Insured Municipal Income Fund, Inc. (the "Funds") as of March 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 1997 were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at March 31, 1999, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                  /s/ ERNST & YOUNG LLP
                                                  ---------------------
                                                      ERNST & YOUNG LLP

Philadelphia, Pennsylvania
May 3, 1999

32 for tax-exempt income

PROXY RESULTS
(UNAUDITED)

For the period year ended March 31, 1999, shareholders of the Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund II, Inc., Voyageur Minnesota Municipal Income Fund III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, and Voyageur Colorado Insured Municipal Income Fund, Inc. voted on the following proposals at the annual meeting of shareholders on December 4, 1998, as adjourned. The description of each proposal and number of shares voted are as follows:

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN        FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
1. To elect the Fund's Board of Directors/Trustees:

Voyageur Minnesota Municipal Income Fund, Inc:
  Jeffrey J. Nick ......................................       1,658,471       --        113,756       --        --       --
  Walter P. Babich .....................................       1,659,290       --        112,937       --        --       --
  Anthony D. Knerr .....................................       1,661,000       --        111,227       --        --       --
  Ann R. Leven .........................................       1,664,425       --        107,802       --        --       --
  W. Thacher Longstreth ................................             N/A       N/A           N/A       398       --       2
  Thomas F. Madison ....................................             N/A       N/A           N/A       398       --       2
  Charles E. Peck ......................................            --                   107,802       --        --       --
  Wayne A. Stork .......................................       1,656,898       --        115,329       --        --       --

Voyageur Minnesota Municipal Income Fund II, Inc:
  Jeffrey J. Nick ......................................       4,365,956       --        414,563       --        --       --
  Walter P. Babich .....................................       4,360,723       --        419,796       --        --       --
  Anthony D. Knerr .....................................       4,370,849       --        409,670       --        --       --
  Ann R. Leven .........................................       4,374,364       --        406,155       --        --       --
  W. Thacher Longstreth ................................             N/A       N/A           N/A       807       --       --
  Thomas F. Madison ....................................             N/A       N/A           N/A       807       --       --
  Charles E. Peck ......................................       4,382,941       --        397,578       --        --       --
  Wayne A. Stork .......................................       4,366,336       --        414,183       --        --       --

Voyageur Minnesota Municipal Income Fund III, Inc:
  Jeffrey J. Nick ......................................       1,043,360       --        138,886       --        --       --
  Walter P. Babich .....................................       1,045,077       --        137,169       --        --       --
  Anthony D. Knerr .....................................       1,048,585       --        133,661       --        --       --
  Ann R. Leven .........................................       1,048,585       --        133,661       --        --       --
  W. Thacher Longstreth ................................             N/A       N/A           N/A       300       --       --
  Thomas F. Madison ....................................             N/A       N/A           N/A       300       --       --
  Charles E. Peck ......................................       1,048,585       --        133,661       --        --       --
  Wayne A. Stork .......................................       1,043,360       --        138,886       --        --       --

Voyageur Arizona Municipal Income Fund, Inc:
  Jeffrey J. Nick ......................................       1,764,337       --        137,703       --        --       --
  Walter P. Babich .....................................       1,765,496       --        136,544       --        --       --
  Anthony D. Knerr .....................................       1,765,496       --        136,544       --        --       --
  Ann R. Leven .........................................       1,765,829       --        136,211       --        --       --
  W. Thacher Longstreth ................................             N/A       N/A           N/A       322       --       --
  Thomas F. Madison ....................................             N/A       N/A           N/A       322       --       --
  Charles E. Peck ......................................       1,766,829       --        135,211       --        --       --
  Wayne A. Stork .......................................       1,763,637       --        138,403       --        --       --

                                                        for tax-exempt income 33

1. To elect the Fund's Board of Directors/Trustees (Continued)

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN        FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Florida Insured Municipal Income Fund:
  Jeffrey J. Nick ......................................       2,004,543       --        106,660       --        --       --
  Walter P. Babich .....................................       2,005,658       --        105,545       --        --       --
  Anthony D. Knerr .....................................       2,005,658       --        105,545       --        --       --
  Ann R. Leven .........................................       2,005,658       --        105,545       --        --       --
  W. Thacher Longstreth ................................             N/A       N/A           N/A       213       --       --
  Thomas F. Madison ....................................             N/A       N/A           N/A       213       --       --
  Charles E. Peck ......................................       2,005,658       --        105,545       --        --       --
  Wayne A. Stork .......................................       2,004,543       --        106,660       --        --       --

Voyageur Colorado Insured Municipal Income Fund, Inc:
  Jeffrey J. Nick ......................................       2,981,730       --        176,204       --        --       --
  Walter P. Babich .....................................       2,979,730       --        174,204       --        --       --
  Anthony D. Knerr .....................................       2,983,130       --        174,804       --        --       --
  Ann R. Leven .........................................       2,992,205       --        165,729       --        --       --
  W. Thacher Longstreth ................................             N/A       N/A           N/A       454       --       --
  Thomas F. Madison ....................................             N/A       N/A           N/A       454       --       --
  Charles E. Peck ......................................       2,995,855       --        162,079       --        --       --
  Wayne A. Stork .......................................       2,981,730       --        176,204       --        --       --

2. To approve the reclassification of the Fund's investment objective from fundamental to non-fundamental.

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR      AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Minnesota Municipal Income Fund, Inc. .........       1,276,206      64,880      95,882       326        1        1
Voyageur Minnesota Municipal Income Fund II, Inc. ......       3,246,140     348,035     262,296       564       --       21
Voyageur Minnesota Municipal Income Fund III, Inc. .....         824,311     108,952      64,480       177                --
Voyageur Arizona Municipal Income Fund, Inc. ...........       1,425,760      83,215      97,442       316       --        1
Voyageur Florida Insured Municipal Income Fund .........       1,321,511      88,038     100,699       205       --       10
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,289,199     163,287     185,274       371       71        8

3.  To  approve  a  change  in  the   Fund's   fundamental   policy   concerning
diversification of investments.


                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR      AGAINST  ABSTAIN
                                                               ---------------------------------    -----------------------------
Voyageur Minnesota Municipal Income Fund II, Inc. ......       3,275,663     325,252     255,555       564       --       21
Voyageur Arizona Municipal Income Fund, Inc. ...........       1,434,254      74,054      98,109       316       --       1
Voyageur Florida Insured Municipal Income Fund .........       1,331,218      79,839      99,191       199       10       4

34 for tax-exempt income

4. To approve standardized fundamental investment restrictions for the Fund (proposal involves separate votes on seven sub-proposals 4A-4G).

4A. To adopt a new fundamental investment restriction concerning concentration of the Fund's investments in the same industry.

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR      AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Minnesota Municipal Income Fund, Inc. .........       1,290,613      42,382     103,973       327       --        1
Voyageur Minnesota Municipal Income Fund II, Inc. ......       3,321,468     273,608     261,394       582       --        3
Voyageur Minnesota Municipal Income Fund III, Inc. .....         840,718      77,872      79,153       177                --
Voyageur Arizona Municipal Income Fund, Inc. ...........       1,432,929      58,348     115,140       316       --        1
Voyageur Florida Insured Municipal Income Fund .........       1,327,315      82,196     100,737       205       10       --
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,327,955     103,750     206,056       371       71        8

4B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Minnesota Municipal Income Fund, Inc...........       1,271,981      56,855     108,132       325       --        3
Voyageur Minnesota Municipal Income Fund II, Inc........       3,267,118     322,610     266,742       585       --       --
Voyageur Minnesota Municipal Income Fund III, Inc.......         835,181      81,198      81,364       177       --       --
Voyageur Arizona Municipal Income Fund, Inc.............       1,427,275      71,566     107,576       316       --        1
Voyageur Florida Insured Municipal Income Fund..........       1,305,089      97,883     107,276       201       14       --
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,306,350     121,667     209,743       371       71        8

4C. To adopt a new fundamental investment restriction concerning underwriting.


                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Minnesota Municipal Income Fund, Inc. .........       1,279,609      46,070     111,289       327       --        1
Voyageur Minnesota Municipal Income Fund II, Inc. ......       3,269,998     300,622     285,849       585       --       --
Voyageur Minnesota Municipal Income Fund III, Inc. .....         824,889      85,302      87,551       177       --       --
Voyageur Arizona Municipal Income Fund, Inc. ...........       1,423,207      56,072     127,138       316       --        1
Voyageur Florida Insured Municipal Income Fund .........       1,316,437      78,451     115,360       201       14       --
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,295,279     110,705     231,777       371       71        8

4D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Minnesota Municipal Income Fund, Inc. .........       1,273,629      56,578     106,761       325       --        3
Voyageur Minnesota Municipal Income Fund II, Inc. ......       3,262,698     327,240     266,532       564       21       --
Voyageur Minnesota Municipal Income Fund III, Inc. .....         830,446      82,541      84,756       177       --       --
Voyageur Arizona Municipal Income Fund, Inc. ...........       1,439,009      53,077     114,331       316       --        1
Voyageur Florida Insured Municipal Income Fund .........       1,314,272      85,456     110,520       205       10       --
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,286,440     124,502     226,818       371       71        8

                                                        for tax-exempt income 35

4E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Minnesota Municipal Income Fund, Inc. .........       1,262,465      68,846     105,657       325        2        1
Voyageur Minnesota Municipal Income Fund II, Inc. ......       3,223,069     355,517     277,884       564       21       --
Voyageur Minnesota Municipal Income Fund III, Inc. .....         812,085     101,211      84,447       177       --       --
Voyageur Arizona Municipal Income Fund, Inc. ...........       1,408,432      79,962     118,023       316       --        1
Voyageur Florida Insured Municipal Income Fund .........       1,351,332      77,662      81,254       205       10       --
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,265,080     146,001     226,679       371       71        8

4F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Minnesota Municipal Income Fund, Inc. .........       1,262,514      67,809     106,645       327       --        1
Voyageur Minnesota Municipal Income Fund II, Inc. ......       3,273,472     304,149     278,849       585       --       --
Voyageur Minnesota Municipal Income Fund III, Inc. .....         830,819      81,562      85,362       177       --       --
Voyageur Arizona Municipal Income Fund, Inc. ...........       1,423,879      67,829     114,709       316       --        1
Voyageur Florida Insured Municipal Income Fund .........       1,315,605      91,709     102,934       211        4       --
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,299,190     122,864     215,706       371       71        8

4G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                                                       COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN        FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Minnesota Municipal Income Fund, Inc. .........       1,244,104      76,070     116,794       326        1        1
Voyageur Minnesota Municipal Income Fund II, Inc. ......       3,207,481     357,645     291,344       564       --       21
Voyageur Minnesota Municipal Income Fund III, Inc. .....         808,232     100,637      88,873       177       --       --
Voyageur Arizona Municipal Income Fund, Inc. ...........       1,410,628      82,591     113,198       316       --        1
Voyageur Florida Insured Municipal Income Fund .........       1,326,507      77,952     105,789       201       14       --
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,248,651     156,987     232,123       371       71        8

5. To approve a new investment management agreement with Delaware Management Company for the Fund.

                                                                        COMMON SHAREHOLDERS
                                                                SHARES       SHARES      SHARES
                                                                 VOTED        VOTED       VOTED
                                                                  FOR        AGAINST     ABSTAIN
                                                               ---------------------------------
Voyageur Minnesota Municipal Income Fund, Inc...........       1,274,573      52,127     110,596
Voyageur Minnesota Municipal Income Fund II, Inc........       3,256,300     330,696     269,474
Voyageur Minnesota Municipal Income Fund III, Inc.......         835,458      87,083      75,379
Voyageur Arizona Municipal Income Fund, Inc.............       1,432,025      61,737     112,655
Voyageur Florida Insured Municipal Income Fund..........       1,307,546     101,100     101,817
Voyageur Colorado Insured Municipal Income Fund, Inc. ..       2,322,440     113,419     201,901

36 for tax-exempt income

6. To ratify the selection of Ernst & Young LLP, as the independent auditors for the Fund.

                                                                        COMMON SHAREHOLDERS
                                                                SHARES       SHARES      SHARES
                                                                 VOTED        VOTED       VOTED
                                                                  FOR        AGAINST     ABSTAIN
                                                               ---------------------------------
Voyageur Minnesota Municipal Income Fund, Inc...........       1,679,596       9,919      82,712
Voyageur Minnesota Municipal Income Fund II, Inc........       4,470,216     103,385     206,916
Voyageur Minnesota Municipal Income Fund III, Inc. .....       1,101,125      23,187      58,234
Voyageur Arizona Municipal Income Fund, Inc.............       1,795,148      13,568      93,324
Voyageur Florida Insured Municipal Income Fund..........       2,008,253      28,543      74,622
Voyageur Colorado Insured Municipal Income Fund, Inc....       2,982,114      32,243     144,030

7. To approve the restructuring of the Fund from a Massachusetts Business Trust into a Maryland Corporation.*

                                                                        COMMON SHAREHOLDERS           PREFERRED SHAREHOLDERS
                                                                SHARES       SHARES      SHARES       SHARES    SHARES   SHARES
                                                                 VOTED        VOTED       VOTED       VOTED      VOTED    VOTED
                                                                  FOR        AGAINST     ABSTAIN       FOR     AGAINST  ABSTAIN
                                                               ---------------------------------    ----------------------------
Voyageur Florida Insured Municipal Income Fund..........       1,342,246      62,719     105,283       215       --       --

----------
*The Board of Trustees of the Fund voted to abandon the reorganization at a meeting held on April 15, 1999.




YEAR 2000 (UNAUDITED)
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if computer systems used by the Investment Manager and other service providers do not properly process and calculate date-related information and data on and after January 1, 2000. The Funds are taking steps to obtain satisfactory assurances that the Investment Manager and other major service providers are taking steps reasonably designed to address the Year 2000 issue with respect to the computer systems that such service providers use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

THIS ANNUAL REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF VOYAGEUR CLOSED-END MUNICIPAL BOND FUNDS. It sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read it carefully before you invest. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Directors

WALTER P. BABICH
Board Chairman, Citadel Constructors, Inc.
King of Prussia, PA

JOHN H. DURHAM
Partner, Complete Care Services
Horsham, PA

ANTHONY D. KNERR
Consultant, Anthony Knerr & Associates
New York, NY
Ann R. Leven
Treasurer, National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

CHARLES E. PECK
Secretary/Treasurer, Enterprise Homes, Inc.
Fredericksburg, VA

WAYNE A. STORK
Chairman
Delaware Management Holdings, Inc.
Philadelphia, PA

JAN L. YEOMANS
Vice President and Treasurer
3M Corporation
St. Paul, Minnesota

Affiliated Officers

DAVID K. DOWNES
Executive Vice President, Chief Financial Officer and Chief Operating Officer
Delaware Investments Family of Funds
Philadelphia, PA

GEORGE M. CHAMBERLAIN, JR.
Senior Vice President, Secretary
and General Counsel
Delaware Investments Family of Funds
Philadelphia, PA

BRUCE D. BARTON
President and Chief Executive Officer
Delaware Distributors, L.P.
Philadelphia, PA

(photo of globes)

                                                                       directors
                                                                      & officers

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England


PRINCIPAL OFFICE OF THE FUND
1818 Market Street

PHILADELPHIA, PA 19103-3682

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA

(photo of globes)

Registrar and
Stock Transfer Agent
Norwest Bank Minnesota, NA
P.O. Box 64851
St. Paul, MN 55164
1.800.468.9716

For Securities Dealers
1.800.362.7500

For Financial Institutions

Representatives Only
1.800.659.2265

www.delawareinvestments.com

The Delaware Investments family includes open-end and closed-end funds with a wide range of investment objectives. Stock funds, income funds, tax-exempt funds, money market funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For a prospectus of any open-end fund from Delaware Investments, contact your financial adviser or call Delaware Investments at 1.800.523.1918. Read the prospectus carefully before investing. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds included herein may from time to time purchase shares of their common stock in the open market.

Number of Recordholders as of March 31, 1999:
Minnesota Municipal Income Fund I                            478
Minnesota Municipal Income Fund II                           819
Minnesota Municipal Income Fund III                          200
Arizona Municipal Income Fund                                160
Florida Insured Municipal Income Fund                        281
Colorado Insured Municipal Income Fund                       260

DELAWARE
INVESTMENTS
---------------------
Philadelphia o London

Printed in the USA
on recycled paper

(1696)
VOY-CEAR[3/99]PPL5/99